As filed with the Securities and Exchange Commission on August 22, 2025

1933 Act Registration Number – 333-176060

1940 Act Registration Number – 811-05617

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Post-Effective Amendment No. 80
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 81

SCM Trust
(Exact Name of Registrant as Specified in Charter)

1125 17th Street, Suite 2550
Denver, CO 80202
(Address of Principal Office)

Telephone Number: (415) 398-2727

Stephen C. Rogers
1125 17th Street, Suite 2550
Denver, CO 80202
(Name and Address of Agent for Service)

With copy to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
3400 Walnut Street, Suite 700
Denver, Co 80205

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 8, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to Paragraph (a)
☐	On _________ pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus	Subject to Completion	August 22, 2025

PROSPECTUS

September [__], 2025

Shelton Equity Premium Income ETF: SEPI

The Securities and Exchange Commission has not approved or disapproved these securities or passed on whether the information in this prospectus is adequate or accurate. Any representation to the contrary is a criminal offense. The Fund is not a bank deposits and is not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC). The Fund or some share classes in this Prospectus may not be available in your state. Please check with your advisor to determine those Fund and classes available for sale in your state.

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SHELTON EQUITY PREMIUM INCOME ETF Ticker Symbol: SEPI

Investment Objective

The Shelton Equity Premium Income ETF (the “Fund”) seeks to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management fees	0.54%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%[2]
Total annual operating expenses	0.54%

[1]	The Fund's advisory agreement provides that Shelton Capital Management (“Shelton,” or the Adviser) will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$55	$173

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. Information regarding the Fund’s portfolio turnover will be provided once the Fund has completed a full fiscal year.

Principal Investment Strategies

The Fund seeks a high level of current income by investing primarily in income-producing equity securities. The Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. The Fund currently considers “medium U.S. corporations” to be those included in the S&P MidCap 400 Index at the time of purchase, and “large U.S. corporations” to be those with market capitalizations that are larger than those included in the S&P MidCap 400 Index at the time of purchase. As of July 31, 2025, medium corporations included in the S&P MidCap 400 Index range from $1.6 billion to $111 billion in market capitalization. It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. The Fund’s policy of investing in common stocks may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton, the investment advisor to the Fund, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton believes such securities have income producing potential, a potential for capital appreciation or value potential.

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When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton may allow all or a portion of the stock to be sold or “called away” by the option buyer. Shelton may sell portfolio securities for a variety of reasons, including when it believes that securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Equity Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Option Call and Put Risk. The Fund’s option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund’s portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

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LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds’ performance may be significantly impacted by the performance of this sector.

Stock Futures Risk. The Fund’s primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be “out of favor” with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Exchange-Traded Fund Risk. Because shares of ETFs (“ETF Shares”) are traded on an exchange, they are subject to additional risks. The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Further, although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

ETF Liquidity Risk. Trading of the Fund’s ETF Shares may be halted by the activation of individual or market wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Fund’s shares may result in the Fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

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Manager Risk. Shelton’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton may not make timely purchases or sales of securities for the Fund.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, Shelton, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance is available on the Fund’s website www.sheltoncap.com or by calling (800) 955-9988.

Fund Management

Shelton Capital Management serves as the investment adviser to the Fund. The Fund is managed by a team consisting of Stephen C. Rogers, Barry Martin, Nick Griebenow, Austin Wen, and Yin Bhuyan who have been the Fund’s portfolio managers since its inception in September 2025.

Vident Asset Management (“Vident” or the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Other Important Information About Fund Shares

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at net asset value (“NAV”) only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with Paralel Distributors LLC, the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. When spreads widen or premiums and discounts become larger than usual, particularly during times of market stress, investors may pay significantly more or receive significantly less than the underlying value of the ETF’s shares when they buy or sell in secondary markets.

Individual shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of the Fund are listed for trading on NYSE Arca (“NYSE Arca” or the “Exchange”) under the ticker symbol SEPI.

Because the shares trade at market prices rather than NAV, shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

The Fund’s bid-ask spread, net asset value, market price, and premiums and discounts, will be disclosed on the Fund’s website at www.sheltoncap.com.

If you have questions or need assistance, you may call client services for Shelton Funds at (800) 955- 9988 during normal business hours (generally 8:00 a.m. to 5:00 p.m. Mountain Time).

Tax Information. For U.S. federal income tax purposes, the Fund’s distributions may be taxable as ordinary income, capital gains, exempt-interest dividends, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Withdrawals from such a tax-advantaged investment plan will be subject to special tax rules.

Payments to Broker-Dealers and other Financial Intermediaries. If you purchase the Fund through an employee benefit plan, the Fund, Shelton Capital Management or related entities may make payments to the recordkeeper, broker/ dealer, bank, or other financial institution or organization (each a “financial intermediary”) that provides shareholder recordkeeping or other administrative services to the plan as compensation for those services. These payments may create a conflict of interest by influencing your Financial Intermediary to make available the Fund over other mutual funds or investments. You should ask your financial intermediary about differing and divergent interests and how it is compensated for administering your Fund investment.

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Investment Objectives and Principal Strategies

The Fund seeks a high level of current income by investing primarily in income-producing equity securities. The Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. The Fund currently considers “medium U.S. corporations” to be those included in the S&P MidCap 400 Index at the time of purchase, and “large U.S. corporations” to be those with market capitalizations that are larger than those included in the S&P MidCap 400 Index at the time of purchase. As of July 31, 2025, medium corporations included in the S&P MidCap 400 Index range from $1.6 billion to $111 billion in market capitalization. It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. The Fund’s policy of investing in common stocks may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton, the investment advisor to the Fund, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton believes such securities have income producing potential, a potential for capital appreciation or value potential.

The Fund seeks to deliver capital appreciation and an enhanced cash flow through writing covered calls and/or selling cash secured puts on portfolio positions, thereby enhancing the distribution rates to shareholders. The strategy is used to either reduce overall volatility or add incremental cash flow The covered calls are strategically sold to generate option premium cash flow in addition to the portfolio’s dividends. A cash secured put involves selling put options and simultaneously setting aside enough cash or margin to buy the stock if an assignment occurs.The Fund may also buy protective puts. A protective put is a risk-management strategy where a put or puts are purchased against a long stock or other long portfolio position. The objective of buying puts is to reduce the directional risk and exposure of the individual portfolio while allowing for upside gains if the stock or portfolio continues to increase in value.

When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton may allow all or a portion of the stock to be sold or “called away” by the option buyer. Shelton may sell portfolio securities for a variety of reasons, including when it believes that securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests. Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund’s portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid. The Fund may buy or sell options in an effort to generate additional cash flow above and beyond the dividends paid by the stocks or hedge the portfolio from potential losses. A call option is a right for the buyer to purchase the stock from the Fund at a predetermined price. When the Fund sells a call option, the Fund is paid cash and the buyer of the option may exercise the right to purchase the stock at a fixed price over the life of the option. The Fund may do this in order to generate additional cash flow for one or more positions in the portfolio beyond the current dividend yield. A put option is the right to sell a stock to the seller at a predetermined price. When the Fund buys a put option, it pays the seller for the write to sell a stock at a predetermined price. The Fund may do this in order to protect the value of one or more positions in the portfolio. While there is no assurance that a strategy will work as planned, option strategies used by the Fund will generally be used in an effort to reduce the risk exposure of the Fund’s portfolio. While there are several factors impacting option values, typically, the higher the share price relative to the strike price of the option and the longer the life of the option, the higher the call premium paid to the Fund.

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Additional Policies of the Fund

Temporary Defensive Positions. In certain market conditions, some or all of a of the Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Fund might not be achieved.

Investment Risks

Investors should recognize that investing in securities presents certain risks that cannot be avoided. There is no assurance that the investment objectives of any Fund will be achieved. The following includes some of the principal and non-principal risks involved in investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Investing in securities creates indirect exposure to the various business risks to which their issuers are subject, which may include sector-, industry-, or region-specific risks. There is more information about these and other risks in the Statement of Additional Information (SAI).

Cybersecurity Risk. Principal Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, Shelton, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Derivatives Risk. Principal Risk. Derivatives are financial instruments, including futures contracts, the values of which are based on the value of one or more underlying assets, such as stocks, bonds, currencies, interest rates, and market indexes. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets and other more traditional investments. The market value of derivatives may be more volatile than that of other investments and can be affected by changes in interest rate or other market developments. The use of derivatives may accelerate the velocity of possible losses. Each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation and the possibility that a derivative may not correlate perfectly or as expected with its underlying asset, rate, or index. Derivatives create leverage because the upfront payment required to enter into a derivative is often much smaller than the potential for loss (which may in theory be unlimited). A derivative may be subject to liquidity risk, especially during times of financial market distress; certain types of derivatives may be terminated or modified only with the consent of their counterparties. The use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own. Derivatives are specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Although the use of derivatives is intended to enhance the Fund’s performance, it may instead reduce returns and increase volatility, or have a different effect than anticipated, especially in unusual or extreme market conditions. Suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a particular derivative position will be available or used by the Fund or that, if used, such strategies will be successful. Regulations may require the Fund buy or sell a security at a disadvantageous time or price to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Use of derivatives may increase the amount and change the timing of taxes payable by shareholders.

Economic and Political Risks. Principal Risk. These risks may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that last for many years. Some factors may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Risk. Principal Risk. Equity securities represent an ownership interest in an issuer rather than a right to receive a specified future payment. This makes equity securities more sensitive than debt securities to changes in an issuer’s earnings and overall financial condition; as a result, equity securities are generally more volatile than debt securities. Equity securities may lose value as a result of changes relating to the issuers of those securities, such as management performance, financial leverage, or changes in the actual or anticipated earnings of a company, or as a result of actual or perceived market conditions that are not specific to an issuer. Even when the securities markets are generally performing strongly, there can be no assurance that equity securities held by the Fund will increase in value. Because the rights of all of a company’s creditors are senior to those of holders of equity securities, shareholders are least likely to receive any value if an issuer files for bankruptcy. Investments in equity securities may create indirect exposure to interest rate, credit, and currency risk. Securities of non-U.S. issuers are exposed to currency risk, even if they are denominated in U.S. dollars. Debt and equity investments in commodity-related issuers create exposure to commodity risks, which may include unpredictable changes in value, supply and demand, and government regulation.

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Exchange-Traded Fund Risk. Principal Risk. Because shares of ETFs (“ETF Shares”) are traded on an exchange, they are subject to additional risks. The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Further, although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

ETF Liquidity Risk. Principal Risk. Trading of the Fund’s ETF Shares may be halted by the activation of individual or market wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Fund’s shares may result in the Fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Interest Rate Risk. Debt securities that pay interest based on a fixed rate are subject to the risk that they will decline in value if interest rates rise. Interest rate changes may occur suddenly and unexpectedly, and may be caused by a wide variety of factors including central bank monetary policy, inflation rates, and general economic conditions. The Fund may lose money as a result of such movements. The longer the remaining maturity of a debt security, the more its value is likely to be affected by changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-debt securities may also decline due to fluctuations in interest rates. The Fund may choose not to or be unable to hedge itself fully against changes in interest rates. If the Fund uses derivatives to hedge against changes in interest rates, those hedges may not work as intended and may decrease in value if interest rates move differently than anticipated. Interest rates are currently at or near historic lows in many developed countries, including the United States, which increases the risk that interest rates will rise. In the United States, the Federal Reserve Board has already begun, and may continue, to raise interest rates. Non-fixed rate instruments (i.e., variable and floating rate securities) generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, non-fixed-rate instruments will not generally increase in value if interest rates decline. If the Fund holds variable or floating rate securities, a decrease in market interest rates may adversely affect the income received from such securities.

Large Shareholder Transactions Risk. The Fund may be adversely impacted when certain large shareholders, including institutional investors, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses and increase the Fund’s transaction costs or decrease the liquidity of the Fund’s portfolio. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. Large redemptions of Fund shares could also result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by the Fund.

LargeCap Stock Risk. Principal Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Manager Risk. Principal Risk. Shelton’s opinion about the intrinsic worth or creditworthiness of a company, security, or other investment may be incorrect or the market may continue to undervalue the company, security, or other investment, and may not make timely purchases or sales of securities for the Fund; and the Fund’s investment objective may not be achieved. The Fund are subject to various operational risks, including risks associated with the calculation of net asset value. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues could result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset value for some period. The Fund may be unable to recover any losses associated with such failures.

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Market Exposure Risk. Principal Risk. The market price of a security or other investment may increase or decrease, sometimes suddenly and unpredictably. Investments may decline in value because of factors affecting markets generally, such as real or perceived challenges to the economy, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in interest or currency rates, adverse changes to credit markets, or general adverse investment sentiment. The prices of investments may reflect factors affecting one or more industries, such as the price of specific commodities or consumer trends, or factors affecting particular issuers. During a general downturn in the markets, multiple asset classes may decline in value simultaneously. Market disruptions may prevent a Fund from implementing investment decisions in a timely manner. Fluctuations in the value of the Fund’s investments will cause that Fund’s share price to fluctuate. An investment in a Fund, therefore, may be more suitable for long-term investors who can bear the risk of short- and long-term fluctuations in a Fund’s share price. In the case of a Fund designed to track passively the performance of the associated index, the Fund does not intend to take steps to reduce its market exposure in any market.

MidCap Stock Risk. Principal Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar and affect the Fund’s investments in non-U.S. currencies, in securities that are denominated in non-U.S. currencies, in securities of issuers that are exposed to non-U.S. currencies, or in derivatives that provide exposure to non-U.S. currencies. When a given currency depreciates against the U.S. dollar, the value of securities denominated in that currency typically declines. A U.S. dollar-denominated depositary receipt is exposed to currency risk if the security underlying it is denominated in a non-U.S. currency. Currency depreciation may affect the value of U.S. securities if their issuers have exposure to non-U.S. currencies and non-U.S. issuers may similarly be exposed to currencies other than those in which their securities are denominated and the country in which they are domiciled. Shelton Capital Management may not be able to accurately estimate an issuer’s non-U.S. currency exposure.

Non-U.S. Investment Risk. Non-U.S. securities (including ADRs and other securities that represent interests in non-U.S. issuer’s securities) involve some special risks such as exposure to potentially adverse foreign political and economic developments; market instability; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; foreign taxes that could reduce returns; higher transaction costs and foreign brokerage and custodian fees; inability to vote proxies, exercise shareholder or bondholder rights, pursue legal remedies, and obtain judgments with respect to foreign investments in foreign courts; possible insolvency of a sub-custodian or securities depository; and fluctuations in foreign exchange rates that decrease the investment’s value (although favorable changes can increase its value). Non-U.S. stock markets may decline due to conditions unique to an individual country or within a region, including unfavorable economic conditions relative to the United States or political and social instability or unrest. Non-U.S. investments may become subject to economic sanctions or other government restrictions by domestic or foreign regulators, which could negatively impact the value or liquidity of those investments. There may be increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities. Governments in certain foreign countries participate to a significant degree, through ownership or regulation, in their respective economies. Action by such a government could have a significant effect on the market price of securities issued in its country. These risks may be higher when investing in emerging market issuers. Certain of these risks also apply to securities of U.S. issuers with significant non-U.S. operations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in a different country or region.

Option Call and Put Risk. Principal Risk. The Fund’s option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund’s portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

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Portfolio Turnover. The Fund generally intend to purchase securities for long-term investments rather than short-term gains. However, a security may be held for a shorter than expected period of time if, among other things, Shelton needs to raise cash in the Fund or feels that it is appropriate to do so. Portfolio holdings may also be sold sooner than anticipated due to unexpected changes in the markets. Buying and selling securities may involve incurring some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund’s annual portfolio turnover, the greater its brokerage costs and the greater likelihood that it will realize taxable capital gains. Increased brokerage costs may affect the Fund’s performance. Also, unless you are a tax-exempt investor, or you purchase shares through a tax-advantaged account, the distributions of capital gains may affect your after- tax return. For some Fund, annual portfolio turnover of 100% or more is considered high.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Regulatory Risk. New laws and regulations promulgated by governments and regulatory authorities may affect the value of securities issued by specific companies, in specific industries or sectors, or in all securities issued in the affected country. In times of political or economic stress or market turmoil, governments and regulators may intervene directly in markets and take actions that may adversely affect certain industries, securities, or specific companies. Government and/or regulatory intervention may reduce the value of debt and equity securities issued by affected companies and may also severely limit the Fund’s ability to trade those securities.

Risk of Investing in Other Investment Companies. The Fund may invest in unaffiliated investment companies as permitted under Section 12(d)(1) of the 1940 Act. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investment will be reduced by the operating expenses including investment advisory and administration fees, of such investment Fund, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Fund may invest cash holdings in affiliated or non-affiliated money market Fund as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section. In addition, the Fund may invest in other investment companies that invest in a manner consistent with the Fund’s investment objective and strategies, including the use of ETFs.

Sector Risk. Principal Risk. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds’ performance may be significantly impacted by the performance of this sector.

Style Risk. The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

Stock Futures Risk. Principal Risk. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. The funds are not allowed to be leveraged, so the total value of a fund’s futures position will be less than the value of un-invested assets of the fund. Additionally, the fund does not typically purchase futures if the position after the purchase exceeds 5%. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

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Temporary Defensive Positions. In certain market conditions, some or all of a of the Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Fund might not be achieved.

Valuation Risk. Some or all of the securities held by the Fund may be valued using “fair value” techniques, rather than market quotations, under the circumstances described in this Prospectus under “How Fund Shares are Priced.” Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that the use of these fair value procedures will always best represent the price at which the Fund could sell the affected portfolio security or result in a more accurate net asset value per share of the Fund.

Value Securities Risks. Principal Risk. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be “out of favor” with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Fund Organization and Management

SCM Trust. SCM Trust, a Massachusetts business trust (the “Trust”), is a family of 11 no-load mutual funds, including the Fund; the other series of the Trust are described in another prospectus. The Board of Trustees (the “Board” or the “Trustees”), consisting of four individuals, has primary responsibility for the oversight of the management of the Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes the Trust to enter into service agreements with Shelton Capital Management and other service providers to provide necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements.

Shelton Capital Management. The investment advisor for the Fund is Shelton Capital Management, 1125 17th Street, Suite 2550, Denver, CO 80202. Shelton manages $6 billion of assets as of July 31, 2025. Shelton has been managing mutual Fund since 1985. Shelton is responsible for managing the Fund and handling the administrative requirements of the Fund. As compensation for managing the Fund, Shelton receives a management fee from the Fund of 0.54% of the Fund’s average daily net assets.

The Fund's management agreement provides that Shelton will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.

Shelton retains responsibility for portfolio management, including making investment decisions, executing trades in portfolio securities, and selecting brokers to effect such transactions. Acting under the supervision of the investment adviser, the sub-adviser is responsible for managing the composition of the Fund’s basket used in the creation and redemption of creation units. This includes determining the securities and cash components that authorized participants must deliver to or receive from the Fund in connection with such transactions, in a manner consistent with the Fund’s investment objective and regulatory requirements.

Vident Asset Management. The sub-adviser for the Fund is Vident Asset Management (“Vident”), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. Vident manages $17.9 billion of assets as of July 31, 2025. For its services, Vident receives a sub-advisory fee from Shelton Capital Management, computed daily at an annual rate based on the greater of (1) the minimum fee or (2) the daily net assets of the respective Fund in accordance with the following fee schedule: $45,000 minimum fee or 0.06% on the first $250 million USD in assets, 0.05% on the second $250 million, and 0.04% for assets above $500 million.

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A discussion regarding the rationale for the Board’s approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement with respect to the Fund, when available, can be found in the Fund’s report filed on Form N-CSR for the period ended.

Manager of Managers Exemptive Relief

The Fund and the Adviser have submitted an application for exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select unaffiliated sub-advisers without obtaining shareholder approval. If granted, the relief would also permit the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement.

Portfolio Managers

The Fund is managed by a team of portfolio managers comprised of Stephen Rogers, Barry Martin, Nick Griebenow, Austin Wen, and Yin Bhuyan.

Stephen C. Rogers has been a portfolio manager for the Fund since its inception in September 2025. He joined Shelton in 1993 and serves as Chief Executive Officer of Shelton. Mr. Rogers graduated from the University of Iowa in 1988 and earned his MBA from the University of California at Berkeley in 2000.

Barry Martin manages various option strategies for accounts at Shelton Capital Management, and is the lead portfolio manager on the team of managing the Fund since its inception in September 2025. Mr. Martin joined Shelton as a portfolio manager in Shelton’s separate account management group in 2008 and has been managing options strategies since 2006. Mr. Martin is a member of the San Francisco Society of Financial Analysts and earned the right to use the Chartered Financial Analyst (CFA) designation in September of 2009. Mr. Martin graduated from the University of Arizona in 1998 with a Bachelor’s degree in Finance.

Nick Griebenow, CFA, has been a portfolio manager of the Fund since its inception in September 2025. Mr. Griebenow has over 8 years of options and derivatives trading experience, including at Charles Schwab. Mr. Griebenow holds a B.A. (Economics) from Colorado State University.

Austin Wen, CFA, Senior Portfolio Manager, has over a decade of investment experience. At Vident Asset Management, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Yin Bhuyan, Senior Portfolio Manager, has over 12 years of expertise in trading and portfolio management, specializing in options and defined outcome ETFs. Prior to joining Vident Asset Management, Ms. Bhuyan was the Director of ETF Portfolio Management at Milliman Financial Risk Management, LLC, where she focused on managing defined outcome ETFs and index tracking ETFs. She led the ETF portfolio management team, significantly contributing to the growth of assets to $16 billion in defined outcome ETFs. Before that, she traded in the S&P Options Pit at Cboe, specializing in volatility arbitrage and delta-neutral hedging strategies. Ms. Bhuyan holds a Bachelor of Science in Economics from National Taipei University and an MBA from the University of Illinois at Chicago.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

Past Performance for Similar Accounts Managed by the Adviser

The following tables set forth performance data relating to the historical performance of all private accounts managed by Shelton for the periods indicated that have investment objectives, policies, strategies, and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of Shelton in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund. Shelton maintains the records on behalf of the Fund to support calculation of the performance as required by Rule 204-2(a)(16) under the Investment Advisers Act of 1940, as amended.

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The private accounts that are included in the performance data set forth below are not subject to the same types of expenses to which the Fund is subject, or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for these private accounts could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

Shelton Equity Income Standard Out of the Money Strategy Composite

(Shelton Equity Income Strategy)

Average Annual Total Returns

For the Periods Ended December 31, 2025

	One Year	Five Years	Ten Years	Since Inception (December 31, 2008)
Shelton Equity Income Strategy Gross Composite Returns(1)	19.34%	8.82%	7.21%	9.62%
Net of fees / expenses*	17.75%	7.41%	5.66%	7.76%
CBOE S&P 500 BuyWrite Index	20.12%	6.87%	6.94%	8.08%

(1)	The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.
*	The net returns for the composite are shown net of all actual fees and expenses, including sales loads. The fees and expenses of accounts included in the composite are lower than the anticipated operating expenses of the Fund and, accordingly, the use of the Fund’s expense structure would have lowered the composite performance results.

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Distribution and Shareholder Service (12b-1) Fees

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

How to Buy Shares

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or “APs”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

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A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund’s designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Fund reserves the right to make redemptions of shares for cash.

Shares of the Fund are listed for trading on NYSE Arca. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

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Frequent Purchases and Redemptions of Fund Shares

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of the Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

Financial Intermediaries

You may purchase or sell Fund shares through a financial intermediary, which may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Financial intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. In addition, a broker may charge a commission to its customers on transactions in Fund shares, provided the broker acts solely on an agency basis for its customer and does not receive any distribution-related payment in connection with the transaction. Shareholders who are customers of financial intermediaries or participants in programs serviced by them should contact the financial intermediaries for additional information. A financial intermediary may be the shareholder of record of your shares. The Fund, Shelton, Vident, the Distributor and each of their respective directors, trustees, officers, employees, and agents are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.

Shelton, out of its own resources, and without additional cost to the Fund or their shareholders, may provide additional cash payments or non-cash compensation to financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to financial intermediaries for the inclusion of the Fund on the sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in U.S. Securities and Exchange Commission (“SEC”) rules. In some instances, in order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1), the registered investment company must enter into an agreement with the Trust and comply with certain terms and conditions as set forth in SEC rules.

Determination of Net Asset Value

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at its current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the valuation designee. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

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Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.sheltoncap.com.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes net realized capital gains, if any, to shareholders annually. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

The following is a description of material U.S. federal income tax consequences of owning and distributing shares of the Fund and of purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in the, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in the Fund. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in the Fund subject to special tax rules, such as: financial institutions and insurance companies; regulated investment companies and real estate investment trusts; dealers or traders in securities that use a mark-to-market method of tax accounting; investors holding their shares as part of a larger integrated transaction, or as part of a straddle, wash sale, conversion transaction, or entering into a constructive sale of shares; entities classified for income tax purposes as partnerships or S corporations or that are otherwise flow-through entities for tax purposes, or that invest through such an entity; investors whose investment in the shares is made by or through a tax-exempt entity or tax -advantaged retirement account; or investors subject to either the U.S. alternative minimum tax or the U.S. corporate minimum tax.

This discussion applies only to persons who are beneficial owners of shares for federal income tax purposes and who hold their shares as capital assets. This discussion is based upon the Code, administrative guidance thereunder, and judicial decisions as of the date hereof, all of which is subject to change, possibly with retroactive effect.

Taxation of the Fund

The Fund expects, and the following discussion assumes, that it will qualify under the Code as regulated investment companies (“RICs”). To qualify as a RIC for a taxable year, the Fund must satisfy both an income test and an asset diversification test for such year, in addition to other requirements. The Fund cannot guarantee that it will qualify as a RIC for each taxable year. If the Fund fails to qualify as a RIC, it would be subject to U.S. federal income taxes at corporate tax rates on its taxable income, and income of the Fund would also be taxed to shareholders when distributed to them.

If the Fund qualifies as a RIC, it will be exempt from federal income taxes if it distributes at least 90% of its net investment income (determined before taking into account any deductions for dividends paid) and any realized net capital gains. The Fund expects, and this discussion assumes, that it will satisfy these distribution requirements, but there can be no assurance that this will be the case for each taxable year of the Fund. Any taxable income, including any net capital gain, that the Fund does not timely distribute (or timely report as undistributed capital gains taxable to its shareholders as if distributed) will be subject to U.S. federal corporation income.

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Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when: the Fund makes distributions, you sell your shares listed on the Exchange, and you purchase or redeem Creation Units.

Taxation of U.S. Shareholders

Except where otherwise stated, the discussion in this section applies only to U.S. Shareholders of the Fund. A “U.S. Shareholder” is beneficial owner of shares that is (i) an individual U.S. citizens or U.S. resident, (ii) corporations (and other entities classified as corporations for U.S. federal income tax purposes) organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. person have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Taxes on Distributions

For U.S. federal income tax purposes, shareholders are subject to taxation based on the underlying character of the income and gain recognized by the Fund and distributed to the shareholders. In general, distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions of net long term capital gains, if any, in excess of net short term capital losses are taxable as long-term capital gains, regardless of how long you have held your shares. The Fund will realize long-term capital gain from the sale of investments that the Fund owned for more than one year and short-term capital gain from the sale of investments that the Fund owned for one year or less. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations), if any, generally are subject to federal income tax for non-corporate shareholders at the rate for net capital gain provided the Fund and the shareholder satisfy holding period and other restrictions with respect to their Fund shares. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. Corporate shareholders may take the 50% dividends-received deduction only if certain holding period and other requirements are satisfied by the Fund and the shareholders.

Some of the Fund’s investments, such as certain option transactions, may be “section 1256 contracts.” Section 1256 contracts owned by the Fund generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis and resulting gains or losses generally will be treated as 60% long-term capital gains or losses and 40% short-term capital gains or losses.

If the Fund invests in stock of an issuer that qualifies as a real estate investment trust (“REIT”) for U.S. income tax purposes, it may be eligible to pay “section 199A dividends” to its shareholders with respect to qualifying dividends received by the Fund from its investment in REITs for tax years beginning before 2026. Distributions paid by the Fund designated as “section 199A dividends” may be taxed to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that the shareholder receiving the dividends satisfies certain holding period requirements for the shareholder’s shares and satisfies certain other conditions. Distributions paid by the Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from REITs for the year reduced by the Fund’s allocable expenses.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of a shareholder’s basis in the shares, and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

The Fund may elect to treat any net capital gains that it retains for reinvestment as having been distributed to its shareholders. If the Fund makes such an election, each shareholder must report its share of the undistributed net capital gain as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such amount as a credit against its own U.S. federal income tax liability, and to claim a refund to the extent that the credit exceeds such tax liability. A shareholders adjusted basis in its shares will be increased by the excess of the amount of the retained net capital gains over the amount of the related refund and/or credit.

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Taxes on Exchange-Listed Share Sales

A shareholder who sells shares of the Fund generally will recognize a gain or a loss equal to the difference between the amount received and the shareholder’s aggregate adjusted basis in the shares sold. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. The ability to deduct capital losses from sales of shares may be limited.

Any loss realized on a disposition of share may be disallowed under “wash sale” rules to the extent that the shares sold are replaced with other substantially identical shares within a period of 61 days beginning 30 days before the shares are sold, such as pursuant to a dividend reinvestment in other shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Persons exchanging securities should consult their tax advisor concerning whether the wash sale rules apply and when a loss might be deductible.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss on the exchange equal to the difference between (i) the market value of the Creation Units at the time of the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. Persons exchanging equity securities for Creation Units should consult their tax advisor concerning the character and tax treatment of a resulting gain or loss.

An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash received (generally equal to the difference between the NAV of the shares being redeemed and the value of the securities). The Internal Revenue Service (“Service”), however, may assert that any loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

See “ADDITIONAL TAX INFORMATION-Cost Basis Reporting in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.

Medicare Surtax on Net Investment Income

An additional 3.8% Medicare tax is imposed on certain net investment income, including ordinary dividends and capital gain distributions received from Fund and net gains from redemptions or other taxable dispositions of Fund shares owned by U.S. individuals, estates and trusts to the extent that such person’s gross income, as adjusted, exceeds certain threshold amounts.

Information Reporting; Backup Withholding

Payments on the shares and proceeds from a sale or other disposition of shares will be subject to information reporting unless the shareholders is an exempt recipient. A shareholder will be subject to backup withholding on such payments, currently at the rate of 24%, if the shareholder (i) has provided either an incorrect tax identification number or no such number, (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) has failed to certify that the shareholder is a U.S. person not subject to backup withholding. Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Service.

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Taxation of Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of the Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate. This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as: former U.S. citizens and residents and expatriated or inverted entities; a nonresident alien individual present in the United States for 183 days or more in a taxable year; a controlled foreign corporation, passive foreign investment company, or a foreign government; or a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions of “investment company taxable income” received by a Foreign Shareholder from the Fund (whether or not reinvested in shares of the Fund) will be subject to U.S. federal withholding tax at a 30% rate (or lower applicable treaty rate), except that such distributions properly reported as short-term capital gain dividends or interest-related dividends will be exempt from U.S. withholding tax.

A Foreign Shareholder in the Fund also is generally not subject to U.S. federal income tax on capital gain dividends or on amounts retained by the Fund that are properly designated as undistributed capital gains, and is not subject to U.S. federal income taxation on any gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund. However, if the Fund were a “qualified investment entity,” any distributions by the Fund to a Foreign Shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of “U.S. real property interests” or attributable to certain distributions received by the Fund from a lower-tier RIC or real estate investment trust, would be subject to U.S. tax withholding. In addition, such distributions could result in the Foreign Shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Foreign Shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the Foreign Shareholder’s current and past ownership of the Fund. In addition, if the Fund were a U.S real property holding corporation (a “USRPHC”) or former USRPHC, it could, in certain circumstances. be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Foreign Shareholder, in which case such Foreign Shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. See the discussion under “ADDITIONAL TAX INFORMATION -Foreign Shareholders” in the SAI for more information concerning the matters described in this paragraph.

Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of the Fund.

Foreign Shareholder may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s federal income tax liability if certain required information is timely furnished to the IRS.

To qualify for the exemption from U.S. withholding taxes on interest-related dividends or short-term capital gain dividends, or for a reduced rate of withholding taxes under an income tax treaty on distributions from the Fund, a Foreign Shareholder must generally deliver to the withholding agent a properly executed form (generally, an IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable). To claim a refund of any backup withholding taxes or any Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

Under provisions of the Code commonly referred to as “FATCA”, the Fund must withhold 30% of certain distributions it pays to foreign shareholders that fail to meet prescribed information reporting or certification requirements or, in certain cases, fail to agree with the IRS to undertake certain diligence, reporting and withholding requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable Form W-8, respectively. A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA in order to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in the Fund.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur. For more information concerning the federal income tax treatment of owning, selling and redeeming shares of the Fund, see the discussion in the SAI under “ADDITIONAL TAX INFORMATION.”

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Other Policies

Consolidated Mailings & Householding

Consolidated statements offer convenience to investors by summarizing account information and reducing unnecessary mail. We send these statements to all shareholders unless shareholders specifically request otherwise. These statements include a summary of all Fund held by each shareholder as identified by the first line of registration, social security number and zip code. Householding refers to the practice of mailing one Prospectus, Annual Report and Semi-Annual Report to each home for all household investors. If you would like extra copies of these reports, please download a copy from www.sheltoncap.com or call the Fund at (800) 955-9988. If you would like to elect out of household-based mailings or to receive a complimentary copy of the current SAI, annual or semi-annual report, please call Shelton or write to the Secretary of the Fund at 1125 17th Street, Suite 2550, Denver, CO 80202.

Electronic Delivery of Documents

You may sign up for electronic statements online or by calling shareholder services at (800) 955-9988. If you sign up over the telephone, a temporary password will be issued to you and you must reset the password to secure your account and access.

Financial Highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

Learn More

This Prospectus contains important information on the Fund and should be read and kept for future reference. You can also get more information from the following sources:

Annual and Semi-Annual Reports

Additional information about the Fund’s investments, when available, will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the Fund. The SAI is incorporated by reference into this Prospectus, making it a legal part of the Prospectus.

How to Obtain Additional Information

You may obtain a copy of the SAI, the Fund’s annual and semi-annual reports to shareholders, and other information such as the Fund’s financial statements, free of charge by calling the Fund at (800) 955-9988, by accessing the Fund’s website at www.sheltoncap.com, or by emailing the Fund at info@sheltoncap.com.

The Fund’s reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-05617

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Notice of Privacy Policy

FACTS	WHAT DO SHELTON CAPITAL MANAGEMENT AND SCM TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund choose to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DO WE SHARE:	CAN YOU LIMIT THIS SHARING?
For our everyday business purpose – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	N/A
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	N/A
For non-affiliates to market to you	No	N/A
WHO WE ARE
Who is providing this notice?	SCM Trust
WHAT WE DO
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

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DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.
OTHER IMPORTANT INFORMATION
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Use of Email Addresses:

If you have requested information regarding Shelton products and services and supplied your email address to us, we may occasionally send you follow-up communications or information on additional products or services. Additionally, registered clients can subscribe to the following email services:

●	Prospectus and Shareholder Reports- Receive prospectuses and shareholder reports online instead of by U.S. Mail.

●	Paperless Statements- Receive an e-mail with a link to our Website informing you that our investor statements are available online to view, print or download.

●	Tax Form Alerts- Receive an e-mail in early January informing you if you will receive tax forms for your taxable Shelton mutual Fund, including the approximate date they will be mailed.

We also include instructions and links for unsubscribing from Shelton emails. We do not sell email addresses to anyone, although we may disclose email addresses to third parties that perform administrative or marketing services for us. We may track receipt of emails to gauge the effectiveness of our communications.

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The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary SAI	Subject to Completion	August 22, 2025

SCM TRUST

 1125 17th Street, Suite 2550

Denver, CO 80202

(800) 955-9988

Statement of Additional Information – September 8, 2025

SHELTON EQUITY PREMIUM INCOME ETF (SEPI)

Primary Listing Exchange for the Fund: NYSE Arca

CCM Partners, LP dba Shelton Capital Management, Investment Adviser and Administrator of the Fund (“Adviser” or “Administrator”)

This Statement of Additional Information (“SAI”) is not the Prospectus of the Shelton Equity Premium Income ETF (the “Fund”), but provides additional information which should be read in conjunction with the Prospectus dated September 8, 2025 (as may be amended), which is incorporated by reference into this SAI. The Fund’s Prospectus and most recent Annual Report may be obtained at no charge by visiting http://sheltoncap.com, or contacting the Fund at the address or telephone number shown above. This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectus.

About SCM Trust

SCM Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 15, 1988. Currently, the Trust consists of 11 series, including the Fund, which is covered by this SAI. The Fund’s principal office is located at 1125 17th Street, Suite 2550, Denver, Colorado 80202, and its telephone number is (800) 955-9988.

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies registered investment companies as either “diversified” or “non-diversified.” The Fund is classified as “diversified.”

Currently, the Trust has eleven (11) Funds, each of which maintains an entirely separate investment portfolio. The other ten funds are described in a separate Statement of Additional Information.

The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of 10,000 shares.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers only one class of shares. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and sale of shares of the Fund, see “How to Buy and Sell Shares” in the Fund’s Prospectus and in this SAI. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. The Fund’s annual report, when available, will contain additional performance information and will be made available to investors upon request and without charge.

Investment Objectives and Policies of the Fund

The investment objectives and investment policies of the Fund is set forth in the current Prospectus of the Fund. The following information supplements the information contained in the Prospectus, and the Fund will pursue its investment objective by following the principal investment strategies set out in the Prospectus. The Fund may also invest in the following types of assets and/or employ the following investment techniques, as indicated below.

There can be no assurance that the investment objective of the Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given at least 60 days’ advance notice of any change in the Fund’s 80% investment policy. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

Investment Techniques and Risks

The Fund invests in a variety of securities in accordance with its investment objective and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Fund and the main risks associated with those techniques. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Cybersecurity Risk. The Fund and its service providers, including the Adviser, face greater risks of cyber security breaches because of the broad use of technology, such as computer and cloud-based systems and the internet, that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing, destroying or corrupting data that is maintained online or digitally (or in cloud-based systems), denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund or its service providers, including the Adviser, Administrator, sub-adviser, fund accountant, custodian, transfer agent, intermediary or other third-party service providers, as well as the service providers used by the Fund’s service providers, may adversely impact the Fund. These cyber-attacks have the ability to cause disruptions and impact trading and other business operations, to result in financial losses, to prevent the Fund from buying and selling securities (potentially at advantageous times), to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Fund and its service providers, including the Adviser, have instituted risk management systems designed to minimize the risks associated with cyber security. However, these systems may not succeed in detecting, preventing or remediating cyber-attacks. The Fund does not directly control the cyber security systems of its service providers, their trading counterparties, or the issuers in which the Fund may invest. Moreover, cyber-attacks are becoming increasingly sophisticated and may involve state-sponsored actors. Losses caused by cyber-attacks may not be recoverable.

Equity Securities. The Fund may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate, sometimes dramatically and unpredictably, over time. Rights represent a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth or experience of management. These companies may be in the developmental stage or may be older companies undergoing significant changes. As a result, the prices of small-cap companies may rise and fall more sharply. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

Exchange-Traded Funds. (“ETFs”) are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market segment or index. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money. In addition, because they, unlike other investment companies, are traded on an exchange, ETFs are subject to the following risks: (i) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (ii) an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. See also “Investment Company Securities” below.

Foreign Securities (Non-U.S. Securities). The Fund may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, social, political and regulatory risks. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations (including repatriation restrictions), tariffs and/or trade embargoes, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund’s earnings, assets or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, the imposition of economic sanctions, or diplomatic and other developments (including wars and armed conflicts) which could affect such investments. The Fund may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The currency in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

Euro-Related Risks. In the past, economic crises have brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn that could significantly affect the value of the Fund’s European investments. The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is possible that EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative.

In a June 2016 referendum, citizens of the United Kingdom voted to leave the European Union (“EU”). In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit resulted in volatility in European and global markets and weakened the political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. On January 31, 2020, the United Kingdom withdrew from the EU. The EU-UK Trade and Cooperation Agreement (“TCA”), an agreement on the terms governing certain aspects of the EU-UK trade relationship, took effect in 2021.

Asia (including the Middle East) Related Risks. Many Asian countries are considered emerging or frontier markets, and these markets can be less economically and politically stable than developed markets such as the United States. The Asian region may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community. For example, the Asian region, and particularly China and South Korea, may be adversely affected by the social, political, economic and regulatory developments in North Korea and its relationship to the international community, including the United States. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors, including Vietnam and Japan, and historically challenging relations with Japan could adversely impact economies in the region. Other potential sources of unrest include nuclear arms threats between India and Pakistan and separatist, ethnic and sectarian violence occurring in Indonesia and the Middle East. Such unrest would likely have a negative impact on the economies and securities markets in this region. Moreover, the Asian region has historically been prone to natural disasters, which have in the past, and may continue to, negatively impact the economy of a country in the Asian region.

The economies of many Asian countries differ from the economies of more developed countries in numerous respects, such as, financial system stability, rate of growth, inflation, capital reinvestment, resource self-sufficiency, the national balance of payments, sensitivity to global trade, and with respect to many countries within the Middle East, the sensitivity to the price of oil. Some Asian countries are highly dependent upon and may be affected by developments in other Asian countries, the United States and Europe as a result of their dependency on international trade. Changes in diplomatic relations, trade barriers or global export flows may have a significant impact on a particular Asian country or on the region as a whole. For example, the imposition of tariffs or other trade barriers by the United States or foreign governments on exports from China could adversely impact economies in China and the surrounding region.

There may be less publicly available information about companies in many Asian countries. In addition, some Asian securities are not rated by rating agencies like Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service Inc. (“Moody’s”), or Fitch Ratings, Inc. (“Fitch”); or if they rated, they may be rated below investment grade (referred to as “junk bonds,” which are typically speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Moreover, the stock exchanges and financial and securities industries in many Asian countries do not generally have the level of government and regulatory oversight as in the United States or Europe. Financial intermediaries in countries in this region may not operate or perform as well as their counterparts in more developed securities capital markets. The auditing and reporting standards in some Asian emerging market countries also may not yield the same degree of shareholder protection or information to investors as those of developed countries. Specifically, the valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently in Asian countries than under the auditing and reporting standards that exist in more developed countries. As the legal systems in many Asian countries continue to develop, it may be more difficult to obtain or enforce a judgment.

The securities markets of many Asian countries are also significantly smaller, less liquid and more volatile than securities markets in the United States and Europe. Certain countries in this region are also undergoing a period of growth and change, which could lead to trading volatility and may impose difficulties regarding the operations, settlement and recording of securities transactions. Certain markets in these countries may also require significant withholding of dividends paid on portfolio securities and on realized capital gains, and there can be no assurance that repatriation of a Fund’s income, gains or initial capital from these countries will necessarily occur.

Global Financial Markets. Global economies and financial markets are becoming increasingly interconnected. Social, political and economic conditions (including instability and volatility) and events (including, but not limited to, armed conflicts, natural/environmental disasters, rapid inflation, supply chain disruptions, international sanctions, global recessions, pandemics, epidemics, social unrest, economic sanctions, cyber-attacks, and government shutdowns and defaults) in one country, region or financial market, including a country, region or market in which the Fund has not invested, may adversely impact issuers in a different country, region or financial market, including a country, region or market in which the Fund has invested. As a result, the Fund could be negatively impacted if the values of its investments were harmed by these political or economic conditions or events. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. For additional information, please see the discussion herein on “Operational Risk.”

For example, the outbreak of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) caused volatility, severe market dislocations and liquidity constraints in markets around the world. The transmission of COVID-19 and efforts to contain its spread led to severe macroeconomic disruptions, exchange closures, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. Certain of these consequences remain ongoing. Such events, or other disruptions caused by social, political or economic conditions or other events, could adversely impact issuers, markets and economies (and, accordingly, the Fund) over the short- and long-term, including in ways that cannot be foreseen. The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Historically, instability in the financial markets has led governments across the globe to take a number of actions designed to support the financial markets. There can be no guarantee that these actions will be sufficient or will have their intended effect, or will not result in unintended adverse economic consequences, such as increased inflationary pressure. Future government regulation and/or intervention may also change the way in which the Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. Moreover, governments or their agencies may acquire distressed assets from financial institutions, may acquire ownership interests in those institutions, or may impose conditions on issuers receiving financial assistance (including by restricting or limiting their ability to pay dividends), all of which may affect the Fund’s investments in ways that are unforeseeable.

Political institutions may not be able to effectively respond to these political and economic conditions and events, and these political institutions may erode over time. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the European Union, which could disrupt global markets and affect the liquidity and value of the Fund’s investments, regardless of whether the Fund has significant exposure to European markets. The risk of investing in Europe may also be heightened due to the armed conflict in Ukraine. In addition, countries in the Asian region (particularly China) may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community, that could adversely impact economies within individual Asian countries or the Asian region or the global market as a whole.

In addition, in the United States, total public debt as a percentage of gross domestic product has grown rapidly since 2008. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy. Export-driven economies, including the economies of a number of Asian countries, may be adversely affected by the U.S. and other large economies, with which they do business.

Illiquid Investments, Rule 144A Securities, and Section 4(a)(2) Securities. The Fund may purchase securities that are not registered or that are offered in exempt non-public offerings under the Securities Act of 1933, as amended (“1933 Act”) (“Restricted Securities”), including securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act (“4(a)(2) Securities”). However, pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include certain Restricted Securities, certain over-the-counter derivatives instruments, or securities or other financial instruments that are not readily marketable. The Trust has implemented a liquidity risk management program to identify illiquid investments pursuant to Rule 22e-4.

Investment Company Securities. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. The Fund’s investment in the securities of other investment companies may be particularly significant following its launch or in situations where the Fund is unable to access a particular country or market.

Generally, under the 1940 Act and related rules, the Fund may purchase an unlimited amount of shares of an affiliated fund or a money market fund. The Fund may also purchase shares of an unaffiliated fund as long as: (i) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds); (ii) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company; or (iii) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies.

Money Market Instruments. The Fund’s investments in money market instruments, if any, will consist of: (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the U.S. Government Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury. Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

Operational Risk. The Fund and its service providers, including the Adviser, Administrator, sub-adviser, fund accountant, custodian and transfer agent, as well as the service providers of the Fund’s service providers, rely on the security and reliability of information and communications technologies, systems and networks and may be negatively impacted if these technologies, systems and networks become compromised or unreliable. These operational risks arise from a variety of factors and could negatively impact the Fund and its shareholders. These factors include processing and human errors, inadequate or failed internal or external processes, failures in technology, systems and networks, cyber-attacks, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual processing or quantitative investment models increases these risks. Although the Fund and its service providers attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund, in particular if the Fund’s officers or the employees of its service providers, including the Adviser, are unable or unwilling to perform their responsibilities as a result of any such event.

In addition, the Fund relies on various sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

Securities Lending. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. The Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.

Short-Term Trading. The Fund may engage in short-term trading. Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever it is believed to be necessary or desirable to achieve the investment objective of the Fund. A change in the securities held by the Fund is known as “portfolio turnover.” The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Fund.

U.S. Government Securities. The Fund may invest in U.S. Government securities to the extent set forth in the Prospectus and this SAI. U.S. Government securities include bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

Warrants. The Fund may purchase or sell warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of the Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount

Investment Restrictions

Fundamental Investment Policies

The Trust has adopted the following restrictions as fundamental policies of the Fund, which means that they may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of the Trust or of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Trust or of such Fund, or (2) 67% or more of the shares of the Trust or of such Fund present at a meeting of shareholders if more than 50% of the outstanding shares of the Trust or of the Fund are represented at the meeting in person or by proxy.

Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The Fund will not:

1.	Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations.
2.	Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies.
3.	Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.
4.	Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations).
5.	Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security.
6.	Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts.
7.	Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
8.	Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.
9.	Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with the use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
10.	Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
11.

Invest 25% or more of its assets in securities of any one industry, although for purposes of this limitation, tax-exempt securities and obligations of the U.S. Government and its agencies or instrumentalities are not considered to be part of any industry (both the industry of the issuer of the municipal obligation as well as the industry of the financial institution/intermediary shall be considered in the case of a participation certificate). Index funds may exceed this limitation and will invest in proportion to the underlying index.

12.

Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, and (b) entering into permissible repurchase and futures transactions.

Non-Fundamental Investment Policies

In addition, the Fund has adopted the following restrictions as operating policies, which are not fundamental policies, and may be changed without shareholder approval in accordance with applicable regulations. The Fund may not:

1.	Engage in short sales of securities.
2.	Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund’s net assets. Included in such amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants that are not listed on the New York Stock Exchange (the “NYSE”) or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.
3.	Enter into a futures contract or option on a futures contract, if, as a result thereof, more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.
4.	Invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for a period of less than three years.

Other than with respect to Number 10 above (illiquid securities), if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

Portfolio Turnover

The Adviser manages the Fund generally without regard to restrictions on portfolio turnover. In general, the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Expenses to the Fund, including brokerage commissions, and the realization of capital gains that are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

Temporary Defensive Positions

In certain market conditions, some or all of a of the Fund’s securities may be sold and the proceeds retained as cash, or temporarily invested in U.S. government securities or money market instruments, if the Fund’s investment manager believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never happened; but if it were to occur, the investment goals of the relevant Funds might not be achieved.

Disclosure of Portfolio Holdings

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

Trustees and Officers

The Trustees of the Trust have the responsibility for the overall management of the Trust, including general supervision and review of the Fund’s investment activities. The Trustees appoint the officers of the Trust who are responsible for administering the day-to-day operations of such Trust and its funds. The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below.

Qualifications of Independent Trustees

Individual Trustee qualifications are noted in the table below. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.

●	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the funds, including legal, accounting, the financial industry and the investment industry.

●	No conflicts which would interfere with qualifying as independent.

●	Appropriate interpersonal skills to work effectively with other Independent Trustees.

●	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.

●	Diversity of background.

TRUSTEES
Name, Address, and Year of Birth	Positions Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Director During Past 5 Years	Experience
Independent Trustees
Kevin T. Kogler*, 1966	Trustee	Since 2006	Director MicroBiz AM LLC, (June 2015 to present); President & Founder of MicroBiz, LLC (2012 to present); Principal, Robertson Piper Software Group, (2006 to 2012); Senior Vice President, Investment Banking, FBR Capital Markets (2003 to 2006).	20	Shelton Funds	Experience in investment banking and technology industry. M.B.A.

Stephen H. Sutro*, 1969	Trustee	Since 2006	Managing Partner, San Francisco, Duane Morris LLP (law firm), (2014 to present); Partner, Duane Morris LLP (2003 to 2014).	20	Shelton Funds	Service on Boards for nonprofit organizations, J.D.

Marco L. Quazzo*, 1962	Trustee	Since 2014	Principal, Bartko Zankel Bunzel & Miller, (March 2015 to present); Partner, Barg Coffin Lewis & Trapp LLP (law firm), (2008 to March 2015).	20	Shelton Funds	Experience with risk management for mortgage banks, investment banks, and real estate investment trusts, J.D.
Interested Trustee[1]
Stephen C. Rogers*, 1966	President, Trustee, and Chairman of the Board	Since 1999	Portfolio Manager, Shelton Capital Management (“Shelton”), (2003 to present); Chief Executive Officer, Shelton, (1999 to present) Secretary (1999 to November 2012)	20	Shelton Funds	Portfolio management and operations experience, MBA.

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
Gregory T. Pusch*, 1966	Chief Compliance Officer and Secretary	Since 2017	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO HarbourVest Partners, 2012-2015; SVP, CCO, Pyramis Global Advisors, 2007-2011

Trevor Shippee*, 1966	Treasurer	Since 2025	Director, Investment Operations, Shelton Capital Management 2021 to present; Associate in Business Development, 2018-2021
[1]	Basis of Interestedness. Stephen C. Rogers is affiliated with Shelton Capital Management Capital Management, which is the investment advisor of Funds.

*	The address of each Trustee and Officer is: 1125 17th Street, Suite 2550, Denver, Colorado 80202.
**	Each Trustee serves an indefinite term, until such Trustees’ successor is elected and appointed, or such Trustee resigns or is deceased. The officers of the Trust are appointed by the Board of Trustees and shall serve until such officer’s resignation or removal.

The Board met four times during the fiscal year ended December 31, 2024. Currently, the Board has an Audit Committee. The responsibilities of the committee and its members are described below.

Board Leadership Structure and Standing Board Committees

Stephen C. Rogers currently serves as the chairman of the Board and has served in such capacity since 1999. Of the Board’s four members, Stephen C. Rogers is the only member who is an “interested person” as that term is defined in the 1940 Act.1 The remaining members are independent trustees. The independent trustees meet separately to consider a variety of matters that are scheduled to come before the Board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent trustee may serve as an officer or employee of a fund. The Board has also established an Audit Committee, as described below. The Audit Committee is comprised solely of independent trustees. The Board believes that the current leadership structure, with independent trustees filling all but one position on the Board is appropriate and allows for independent oversight of the funds.

Audit Committee: The Board has an Audit Committee comprised only of the Independent Trustees (currently, Messrs. Quazzo, Kogler, and Sutro). The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the funds’ independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditor’s certifications; and (4) review with such independent auditors the adequacy of the funds’ basic accounting system and the effectiveness of the Funds’ internal accounting controls. During the fiscal year ended December 31, 2024, there were four meetings of the Audit Committee.

Risk Oversight by the Board

As previously described, the Board oversees the management of the Funds and meets at least quarterly with management of Shelton Capital Management to review reports and receive information regarding Fund operations. Risk oversight relating to the Fund is one component of the Board’s oversight and is undertaken in connection with the duties of the Board. As described in the previous section, the Board’s Audit Committee assists the Board in overseeing various types of risks relating to the Funds. The Board receives regular reports from the Audit Committee regarding the committee’s areas of responsibility and, through those reports and its regular interactions with management of Shelton Capital Management during and between meetings, analyzes, evaluates, and provides feedback on Shelton Capital Management’s risk management processes. In addition, the Board receives information regarding, and has discussions with senior management of Shelton Capital Management about, Shelton Capital Management’s enterprise risk management systems and strategies. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the Board.

Compensation Table

As shown in the following table, the total annual Trustee fees allocated to the Trust are equally divided between each series within the Trust and paid to the Trustees who are not affiliated with Shelton Capital Management. The table provides information regarding the Funds as of December 31, 2024.

Name/Position	Aggregate Compensation from the Fund	Pension or Estimated Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Registrant and Fund Complex Paid to Trustees*
Stephen C. Rogers	$0	None	None	None
President & Trustee

Kevin T. Kogler	$0	None	None	$40,000
Trustee

Stephen H. Sutro	$0	None	None	$40,000
Trustee

Marco L. Quazzo	$0	None	None	$40,000
Trustee

* The Fund Complex includes all series of the Trust, currently 11, and any other investment companies for which any Trustee serves as trustee for and for which Shelton Capital Management provides investment advisory services (currently 20 funds, and 0 funds, respectively).

Dollar Range of Fund shares beneficially owned in the Fund as of December 31, 2024:

Shelton Equity Premium Income ETF
Stephen C. Rogers	None

Marco Quazzo	None

Kevin T. Kogler	None

Stephen H. Sutro	None

Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies as of December 31, 2024:

Shelton Capital Management Funds
Stephen C. Rogers	Above $100,000
Marco Quazzo	None
Kevin T. Kogler	Above $100,000
Stephen H. Sutro	Above $100,000

Code of Ethics

The Trust, Shelton Capital Management, Vident Advisory, LLC, dba Vident Asset Management (the “Sub-Adviser” or “Vident”), and Paralel Distributors, LLC (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, Shelton Capital Management, the Sub-Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. There can be no assurance that the codes of ethics will be effective in preventing such activities.

Proxy Voting Policies and Procedures

The Board of Trustees of the Trust has delegated to Shelton Capital Management the authority to vote proxies of companies held in the Fund’s portfolio. Shelton Capital Management has entered into a proxy service agreement with Institutional Shareholder Services, Inc. (“ISS”) and intends to apply ISS’ pre- determined proxy voting guidelines when voting proxies on behalf of the Fund.

Shelton Capital Management recognizes that an investment advisor is a fiduciary that owes its clients, including the Fund, a duty of utmost good faith and full and fair disclosure of all material facts. An investment advisor’s duty of loyalty requires an advisor to vote proxies in a manner consistent with the best interest of its clients and precludes the advisor from subrogating the clients’ interests to its own. In addition, an investment advisor voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. The Board, in conjunction with Shelton Capital Management, seeks to balance the benefits of voting the proxies against the associated costs to the shareholders and have determined that entry into a third-party proxy services agreement is in the best interest of the Trust and its shareholders. The Board will review its determination at least annually.

Shelton Capital Management seeks to avoid material conflicts of interest by voting in accordance with an independent third-party’s pre-determined written proxy voting guidelines (the “Voting Guidelines”). These Voting Guidelines vote proxies in an objective and consistent manner across client accounts, based on internal and external research performed by ISS without consideration of any client relationship factors. Further, Shelton Capital Management may engage a third party as an independent fiduciary, as required, to vote all proxies of the Fund, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Shelton Capital Management’s or ISS’ policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines.

Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between Shelton Capital Management and the Fund are referred to the Fund’s Board of Trustees. Specifically, Shelton Capital Management will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of Shelton Capital Management’s conflict so that the Board would be able to make an informed decision regarding the vote. When the Board does not respond to such a conflict disclosure request or denies the request, Shelton Capital Management will abstain from voting the securities held by the Fund.

With regard to voting proxies of foreign companies, Shelton Capital Management weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Shelton Capital Management seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, Shelton Capital Management recognizes that the management of a publicly- held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, Shelton Capital Management generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. Shelton Capital Management believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, Shelton Capital Management generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, Shelton Capital Management generally votes in accordance with management on issues that, at Shelton Capital Management’s sole discretion, it believes neither unduly limits the rights and privileges of shareholders nor adversely affects the value of the investment.

Shareholder Beneficial Ownership

Because the Fund is new as of the date of this SAI, there were no shareholders of the Fund, and the Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Fund.

Investment Management and Other Services

Management Services. CCM Partners, a California Limited Partnership d/b/a Shelton Capital Management, 1125 Seventeenth Street, Suite 2550, Denver, CO 80202, is the investment advisor to the Funds pursuant to the Investment Advisory Agreement between the Trust on behalf of the Fund and Shelton Capital Management dated October 11, 2016 (the “Agreement”). Shelton manages over $6 billion of assets as of July 31, 2025. Shelton has been managing mutual funds since 1985. Shelton Capital Management is responsible for managing the Funds and handling the administrative requirements of the Funds. Shelton Capital Management is controlled by a privately held partnership, RFS Partners, LP, which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is a co-trustee.

As compensation for managing the Fund, Shelton receives a management fee from the Fund of 0.54% of the Fund’s average daily net assets. The Fund's management agreement provides that Shelton Capital Management will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.

The Agreement has an initial term of two years, and will be in effect thereafter only if it is renewed for the Fund for successive periods not exceeding one year by (i) the Board of Trustees of the Trust or a vote of a majority of the outstanding voting securities of the Fund, and (ii) a vote of a majority of the Trustees who are not parties to the Agreement or an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.

The Agreement may be terminated without penalty at any time by the Trust with respect to the Fund (either by the applicable Board of Trustees or by a majority vote of the terminating Fund’s outstanding shares). The Agreement may also be terminated by Shelton Capital Management with 60-days’ written notice and will automatically terminate in the event of its assignment as defined in the 1940 Act.

Shelton Capital Management retains responsibility for portfolio management, including making investment decisions, executing trades in portfolio securities, and selecting brokers to effect such transactions. Acting under the supervision of the investment adviser, the sub-adviser is responsible for managing the composition of the Fund’s basket used in the creation and redemption of creation units. This includes determining the securities and cash components that Authorized Participants must deliver to or receive from the Fund in connection with such transactions, in a manner consistent with the Fund’s investment objective and regulatory requirements.

The sub-adviser for the Fund is Vident Advisory, LLC d/b/a Vident Asset Management, 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. The Sub-Adviser manages $17.9 billion of assets as of July 31, 2025. For its services, Vident receives a sub-advisory fee from Shelton Capital Management, computed daily at an annual rate based on the greater of (1) the minimum fee or (2) the daily net assets of the respective Fund in accordance with the following fee schedule: $45,000 minimum fee or 0.06% on the first $250 million USD in assets, 0.05% on the second $250 million, and 0.04% for assets above $500 million.

Administrative Services

Pursuant to the Fund Administration Servicing Agreement, Shelton Capital Management (“Administrator”) also serves as the Fund’s Administrator. The Administrator is responsible for handling the administrative requirements of the Fund and, as compensation for these duties, receives fees of 0.10% on the first $500 million in combined assets of the Trust, 0.08% on the next $500 million in combined assets of the Trust, and 0.06% on the Trust combined assets over $1 billion. Because the Fund has not yet commenced operations as of the date of this SAI, the Fund paid no fees to the Administrator.

Distribution and Services Plan

The Trust has adopted a Distribution and Services Plan (the “12b- Plan”) pursuant to Rule 12b-1 under the 1940 Act. Specifically, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the “Independent Trustees”), adopted the 12b-1 Plan. In Reviewing the Plan, the Board of Trustees considered the proposed range and nature of payments and terms of the Investment Advisory Agreement between the Trust on behalf of each Fund and Shelton Capital Management and the nature and amount of other payments, fees and commissions that may be paid to Shelton Capital Management, its affiliates and other agents of the Trust.

No payments pursuant to the Plan are expected to be made during the twelve month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. Pursuant to the Plan, the Fund may make payments to investment/securities brokers, dealers, plan administrators and the other persons providing services to the Fund, including the Distributor and any affiliate of the Distributor, in the form of fees or reimbursements, as compensation for services provided and expenses incurred: 1) for purposes of promoting the sale of Fund shares; 2) reducing redemptions of Fund shares; 3) maintaining or improving services provided to shareholders; 4) with respect to the sale of Fund shares; 5) for providing personal services to investors in Fund shares or the maintenance of shareholder accounts; 6) paying the costs of and compensating others, including authorized participants with whom the Distributor has entered into written authorized participant agreements, for performing shareholder servicing on behalf of the Fund; 7) compensating certain authorized participants for providing assistance in distributing the shares of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of Fund shares; or 8) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

Portfolio Managers

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts managed by the portfolio managers of the Fund as of July 31, 2025:

Stephen C. Rogers
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies	9	$3,445,454,638
Other Pooled Investment Vehicles	—	—
Other Accounts	—	—

Barringer H. Martin
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies	2	$957,418,540
Other Pooled Investment Vehicles	—	—
Other Accounts	1161	$1,069,971,291

Nick M. Griebenow
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies	2	$957,418,540
Other Pooled Investment Vehicles	—	—
Other Accounts	1162	$1,069,971,291

Austin Wen
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies	69	$8,124,000,000
Other Pooled Investment Vehicles	21	$4,636,000,000
Other Accounts	—	—

Yin Bhuyan
Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies	34	$780,000,000
Other Pooled Investment Vehicles	3	$11,000,000
Other Accounts	—	—

Potential Conflicts of Interest

Individual portfolio managers may manage multiple accounts. Shelton Capital Management manages potential conflicts between the Fund and other accounts through allocation policies and procedures, internal review processes, including, but not limited to reports and oversight by management. Shelton Capital Management has developed trade allocation systems and controls to help ensure that no one account, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities.

As reflected above, the Sub-Adviser’s Portfolio Managers manage accounts in addition to the Funds. A Portfolio Manager’s management of these other accounts may give rise to potential conflicts of interest. The Sub-Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.

Compensation

Compensation of portfolio managers of Shelton Capital Management includes a base salary, cash bonus, and a package of employee benefits that are generally available to all salaried employees. Compensation is structured to emphasize the success of Shelton Capital Management rather than that of any one individual. Compensation is not linked to the distribution of Fund shares or to the performance of any account or Fund. Some of the portfolio managers also participate in equity ownership of Shelton Capital Management. Each element of compensation is detailed below:

Base Salary: Portfolio managers are paid a fixed base salary that is intended to be competitive in light of each portfolio manager’s experience and responsibilities.

Bonus: Bonus payments are based on a number of factors including the profitability of the firm and the employee’s long-term contributions, full-time employees of Shelton Capital Management with sufficient tenure participate in an annual bonus program. Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns.

Incentive Compensation: The portfolio managers may receive incentive compensation based on revenue in relation to certain newly opened accounts.

Partnership interests: In the past Shelton Capital Management has made partnership interests available in its general partner, RFS Partners to employees of Shelton Capital Management. Portfolio Managers have participated in these offerings by purchasing interests in the partnership. Partnership interests may provide pass-through income of the firm’s profits and annual cash distributions based on each Partner’s proportionate profit sharing interest. Distributions are generally determined based on considerations of Shelton Capital Management’s working capital requirements and on estimated tax liabilities associated with the pass-through income.

Employee Benefit Program: portfolio managers participate in benefit plans and programs available generally to all employees, which includes a 401K plan and optional company matching provisions.

Other Service Providers

Principal Underwriter. The Trust and Paralel Distributors LLC (the “Distributor”), a Delaware limited liability company, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 1700 Broadway, Suite 1850, Denver, CO 80290.

Transfer Agent and Fund Accounting Agent. State Street Bank and Trust Company, located at 1 Congress Street, Boston, MA 02114, acts as the shareholder servicing agent for the Fund and acts as the Fund’s Transfer Agent. In such capacities it performs many services, including portfolio and net asset valuation, bookkeeping, and shareholder record-keeping. Because the Fund has not yet commenced operations as of the date of this SAI, the Fund paid no fees to the Transfer Agent. Paralel Technologies LLC, located at 1700 Broadway, Suite 1850, Denver, CO 80290, acts as the Fund’s Fund Accounting Agent.

Custodian. State Street Bank and Trust Company, (the “Custodian”) located at 1 Congress Street, Boston, MA 02114, as custodian of the securities and other assets of the Trust. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Under the custodian agreement, the Custodian (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distribution on account of the Fund’s securities and (v) makes periodic reports to the Trustees of each Trust concerning the Fund’s operations. As Foreign Custody Manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositaries, and furnishes information relevant to the selection of compulsory depositaries.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd. (“Cohen & Co”), located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, is the independent registered public accounting firm for the Trust, subject to annual appointment by the Board of Trustees. Cohen & Co conducts an annual audit of the Fund’s annual financial statements. Cohen & Company Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services for the Fund.

Independent Legal Counsel to the Independent Trustees. Davis, Graham & Stubbs, 3400 Walnut Street, Suite 700, Denver, Colorado 80205 currently serves as Independent Legal Counsel to the Independent Trustees, and counsel to the Trust.

Policies Regarding Broker-Dealers used for Portfolio Transactions

Decisions to buy and sell securities for the Fund, assignment of its portfolio business, and negotiation of commission rates and prices are made by Shelton Capital Management and the Sub-Adviser. It is the Fund’s policy to obtain the “best execution” available (i.e., prompt and reliable execution at the most favorable security price). If purchases made by the Fund are effected via principal transactions with one or more dealers (typically a market maker firm in the particular security or a selling group member in the case of an initial or secondary public offering) at net prices, the Fund will generally incur few or no brokerage costs. These dealers are compensated through the principal “spread,” and may also charge related transaction fees. Purchases of portfolio securities from underwriters may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and asked price.

In order to obtain additional research and brokerage services on a “soft dollar” basis, and in order to obtain other qualitative execution services that Shelton Capital Management and the Sub-Adviser believe are important to best execution, Shelton Capital Management and the Sub-Adviser may place over-the-counter (“OTC”) equity transactions and/or place fixed-income transactions with specialized broker-dealers with which they have a “soft dollar” credit arrangement, and that execute such transactions on an agency basis (“Brokers”). When Shelton Capital Management and the Sub-Adviser use Brokers to execute OTC equity transactions and/or fixed-income transactions on an agency basis, Shelton Capital Management and the Sub-Adviser take steps to ensure that the prices obtained in such transactions are competitive with the prices that could have been obtained had the transactions been conducted on a principal basis, i.e., directly with the dealers. However, the total cost (i.e., price plus/minus commission) of executing an OTC equity transaction and/or or a fixed income transaction through a Broker on an agency basis may be less favorable than that of executing that same transaction with a dealer because the Broker will receive a commission for its services, including for the provision of research products, services or credits. Shelton Capital Management and the Sub-Adviser will take steps to ensure that commissions paid are reasonable in relation to, among other things: (i) the value of all the brokerage and research products and services provided by that Broker and (ii) the quality of execution provided by that Broker. Accordingly, Shelton Capital Management and the Sub-Adviser use Brokers to effect OTC equity transactions and/or fixed income transactions for the Funds where the total cost is, in Shelton Capital Management’s and the Sub-Adviser’s opinions, reasonable, but not necessarily the lowest total cost available.

In selecting broker-dealers and in negotiating commissions, Shelton Capital Management and the Sub-Adviser generally considers, among other things, the broker-dealer’s reliability, the quality of its execution services on a continuing basis, the financial condition of the broker-dealer, and the research services provided, which include furnishing advice as to the value of securities, the advisability of purchasing or selling specific securities and furnishing analysis and reports concerning state and local governments, securities, and economic factors and trends, and portfolio strategy. Shelton Capital Management and the Sub-Adviser consider such information, which is in addition to and not in lieu of the services required to be performed by Shelton Capital Management and the Sub-Adviser under the Agreements, to be useful in varying degrees, but of indeterminable value.

The Fund may pay brokerage commissions in an amount higher than the lowest available rate for brokerage and research services as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended. Where commissions paid reflect research services and information furnished in addition to execution, Shelton Capital Management and the Sub-Adviser believe that such services were bona fide and rendered for the benefit of its clients.

Voting Rights

The Trust is not required, nor does it intend, to hold annual shareholder meetings. However, the Trust may hold special meetings for a specific Fund or for the Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You have equal rights as to voting and to vote separately by Fund as to issues affecting only your Fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any Fund for the purpose of electing or removing Trustees.

Additional Information Regarding Purchases and Redemptions of Fund Shares

Creation Units. The Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the NSCC or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

The Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of a Cash Component, plus a transaction fee. The Fund’s shares are listed on NYSE Arca. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of shares for cash.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, is $250.

The Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee of up to two percent (2%) may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

Exchange Listing and Trading. Shares of the Fund are available to the public on the NYSE Arca and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met. The NYSE Arca may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of the Fund’s shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

The Clearing Process. Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits (as defined below) that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit. The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders. An Authorized Person for the Participant will call the telephone representative at the number listed on the Fund’s order form (“Order Form”) not later than the cut-off time for placing Orders with the Fund as set forth in the Order Form (the “Order Cut-Off Time”) to receive an Order Number. The Order Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Order Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process. If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process. If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund’s account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Acceptance of Purchase Order. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, provided that the Authorized Participant deposits an initial deposit of cash with the Trust having a value greater than the net asset value of the Shares on the date the Order is placed in proper form. In addition to available Deposit Securities and cash that generally comprise a Creation Unit, cash must be deposited in an amount equal to 115% of the market value of any undelivered Deposit Securities (the “Additional Cash Deposit”). The Order shall be deemed to be received on the Business Day on which the Order is placed provided that the Order is placed in proper form prior to Order Cut-Off Time on such date and cash in the appropriate amount is deposited with the Custodian by 1:00 p.m. Eastern Time. The only Additional Cash Deposit that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Additional Cash Deposit shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Additional Cash Deposit to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Additional Cash Deposit, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket. The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Fund shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Fund shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu. The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Fund shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Fund shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests. An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process. If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process. If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket. Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

FEDERAL INCOME TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. Except where otherwise specifically noted, the following does not address any state, local or foreign or estate or gift tax matters.

References to the “Funds” include the Fund and other Funds of the Trust.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon the shareholder’s particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise stated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities treated classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Except where otherwise noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) tax-exempt entities, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial) or foreign accounts, (iv) financial institutions, (v) insurance companies, (vi) broker-dealers, (vii) entities not organized under the laws of the United States or a political subdivision thereof, (viii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (ix) shareholders who are subject to either the U.S. federal alternative minimum tax or the U.S. federal corporate minimum tax.

If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owners and the activities of the entity. Owners of pass-through entities that are considering the purchase of shares should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

U.S. federal tax information will be furnished to each shareholder for each calendar year as required by federal law.

Taxation of the Funds

The Funds intend to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. The Funds also intend to be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund even though each is a series of the Trust. Furthermore, each Fund will separately determine its income, gain, losses and expenses for federal income tax purposes.

 In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of a Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which a Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains and from certain derivatives to the amount of such income that is directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets. If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income or in some cases qualified dividend income. To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions, which may be taxed to shareholders as either ordinary income or qualified dividend income. In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by each Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that each Fund distributes to shareholders on a timely basis. Each Fund intends to distribute substantially all of its investment company taxable income and all of its net capital gains, after offsetting any capital loss carryforwards. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may elect to have certain distributions paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and (iii) will be entitled to obtain a refund of the excess, if any, of their allocable share of the tax paid by the Fund on such undistributed amount over the shareholder’s tax liability on such amount. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by a Fund may be carried forward indefinitely until they can be used to offset capital gains.

A Fund may be limited under Code Section 382 in its ability to offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in loss” refers to the excess, if any, of a Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of the Fund’s shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by the U.S. Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return of capital distributions to shareholders. Accordingly, the Funds generally do not expect to distribute any capital gains offset by carried forward capital losses. A Fund cannot carry back or carry forward any net operating losses.

A Fund may elect to treat any post-October capital loss (defined as the company’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one-year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as a7rising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Funds intend to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by the Funds).

Equalization Accounting

Each Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions proceeds. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a Fund for any taxable year in which it is treated as a personal holding company for federal income tax purposes.

Personal Holding Company

A Fund that is a “personal holding company” and that fails to distribute (or to be treated as distributing) all of its investment company taxable income may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and from other long-term capital gains recognized by the Fund that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at a maximum federal income tax rate applicable to long-term capital gain, in addition to the 3.8% surtax on net investment income, described under “Surtax on Net Investment Income,” below. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both a Fund (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Fund’s shares). If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they satisfy certain holding period requirements with respect to their Fund shares.

Distributions of earnings and gains are taxable to shareholders even if such distributions are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid), and are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by a Fund as “exempt-interest dividends,” a designation which the Funds generally do not expect to make). Any gain resulting from the sale of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by a Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for a dividends-received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If a Fund, as a regulated investment company, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a Code Section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale of exchange-listed shares or redemption of Creation Units by an Authorized Participant may give rise to a taxable gain or loss to the selling or redeeming shareholder equal to the difference between the amount received for shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, such gain or loss will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares or units will be adjusted to reflect the disallowed loss. The deductibility of capital losses is subject to limitations.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

A Fund may own shares in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of making the mark-to-market election, the Fund would report any gains (reduced by allowable losses) as ordinary income, and deductions for losses would be allowable only to the extent of previously recognized gains.

By making the mark-to-market election, a Fund could potentially mitigate certain adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, a Fund may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by the Funds for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Amounts included in income under a QEF election would not be qualifying income for a regulated investment company unless such earnings are (i) distributed in the taxable year in which they are included, or (ii) derived with respect to the Fund’s business of investing in stock, securities or currencies. In order to make a QEF election, a Fund must obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Dividends paid by PFICs or foreign corporations that were PFICs in the year preceding the payment of the dividend are not eligible to be treated as qualified dividend income.

If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

A Fund also may invest in entities classified as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned, directly or constructively, by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of the foreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Fund generally must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by a Fund as subpart F income of a CFC are qualifying income for a regulated investment company under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions will be treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions, except as may be provided in future Treasury Regulations.

Non-U.S. Taxes

Funds that invest in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of a Fund’s total assets consist of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If a Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund would also be subject to certain limitations imposed by the Code.

If a Fund qualifies as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement. For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Funds make no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of a Fund. Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of such Fund.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of the Funds’ investments, such as certain option transactions and certain futures transactions may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Funds may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by such Fund which is taxed as ordinary income when distributed to shareholders. Certain income tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund, or a Subsidiary, may invest are not clear in various respects. As a result, the IRS could challenge such Fund’s methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of such Fund as a regulated investment company.

The Funds may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Funds’ hedging activities including its transactions in options, and certain futures contracts may result in a difference between a Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally is required to include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by a Fund that have original issue discount may include investment in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by a Fund will give rise to income that the Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund may realize gains or losses from such sales. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Funds in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Funds may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

High-Risk Securities

The Funds may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of, or in default, present special tax issues for a Fund. The application of the tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income). These and other related issues will be addressed by the Fund if the Fund invests in such securities in order to increase the likelihood that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Transfers between Classes of a Single Fund

Exchanges of shares between classes of a single Fund are generally not taxable transactions. Certain “significant holders” of a Fund within the meaning of Treasury Regulation Section 1.368-3(c)(1) will be required to include in their federal income tax returns for the year of the exchange of one class of stock for another the information listed in Treasury Regulation Section 1.368-3(b). The term “significant holders” refers to shareholders of a Fund who own at least one percent (by vote or value) of the total outstanding shares of the Fund, as well as shareholders who own shares of the Fund (immediately before the exchange in question) having a tax basis of at least $1 million.

Real Estate Investment Trusts

If a Fund were to invest in REITs, its REIT equity securities could result in such Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available for taxable years beginning before January 1, 2026, for taxpayers other than corporations for qualified business income from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends other than capital gains dividends and REIT dividends designated as qualified dividend income). Qualified REIT dividends” are ordinary dividends from REITs other than capital gains dividends and REIT dividends designated as qualified dividend income. Under Treasury Regulations, a regulated investment company may pay and report “section 199A dividends” to its shareholders with respect its qualified REIT dividends. The amount of section 199A dividends that the Funds may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Funds receives from REITs for a taxable year over the Funds’ expenses allocable to such dividends. A shareholder may treat section 199A dividends received on a share of a Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Backup Withholding

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who (i) fails to properly furnish a Fund with a correct taxpayer identification number (“TIN”), (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to a Fund that it is a U.S. person not subject to such withholding. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

The Funds (or their administrative agents) must report to the IRS and furnish to fund shareholders the cost basis information for every fund share purchased on or after January 1, 2012 (“covered shares”) when redeemed, exchanged or otherwise sold and whether the shares had a short-term or long-term holding period. In addition, the Funds must report the gross proceeds from the sale of all Fund shares (regardless of whether the shares are covered shares).

The Fund will allow shareholders to elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election for covered shares by a shareholder, each Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, to the extent that such taxpayer’s gross income, as adjusted, exceeds a threshold amount. Net investment income includes interest and dividends (other than exempt-interest dividends), royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans, and other tax-qualified plans, as well as by tax-exempt entities. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and such entities and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisor to determine the suitability of a particular Fund and the applicability of any federal, state, local, or foreign taxation.

Yield Disclosure and Performance Information

As noted in this SAI, the Fund may from time to time quote various performance figures in advertisements and investor communications to illustrate the Fund’s past performance. Performance information published by the Funds will be in compliance with rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods used by the Fund to compute or express performance is discussed below.

Average Annual Total Return

Total return for the Fund may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data for the Fund will be limited to or accompanied by standardized information on the Fund’s average annual compounded rate of return over the most recent four calendar quarters, five years, 10 years (if applicable) and over the life of the Fund (i.e., the period from the Fund’s inception of operations through the end of the most recent calendar quarter). The average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period and assumes reinvestment (on the reinvestment date) of all distributions at net asset value and redemption at the end of the stated period. It is calculated according to the following standardized formula:

P(1+T)n = ERV where:

P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years
ERV	= ending redeemable value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year periods at the end of a 1-, 5- or 10-year periods (or fractional portion).

Average Annual Total Return (after taxes on distributions):

The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions:

P(1+T)n = ATVD

where:

P	= a hypothetical initial payment of $1,000.
T	= average annual total return (after taxes on distributions).
n	= number of years
ATVD	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions but not after taxes on redemptions.

Average Annual Total Return (after taxes on distributions and redemptions)

The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions:

P(1+T)n = ATVDR

where

P	= a hypothetical initial payment of $1,000.
T	= average annual total return (after taxes on distributions and redemptions). n = number of years
ATVDR	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemptions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund’s shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Distribution Rate

Each Fund may also include a reference to its current distribution rate in investor communications and sales literature preceded or accompanied by the Prospectus, reflecting the amounts actually distributed to shareholders. All calculations of a Fund’s distribution rate are based on the distributions per share, which are declared, but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the net asset value per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, each Fund uses the same assumptions that apply to its calculation of yield. The distribution rate will differ from a Fund’s yield because it may include capital gains and other items of income not reflected in the Fund’s yield, as well as interest income received by the Fund and distributed to shareholders which is reflected in the Fund’s yield. The distribution rate does not reflect capital appreciation or depreciation in the price of the Fund’s shares and should not be considered to be a complete indicator of the return to the investor on his investment.

Comparisons

From time to time, advertisements and investor communications may compare a Fund’s performance to the performance of other investments as reported in various indices or averages, in order to enable an investor better to evaluate how an investment in a particular Fund might satisfy his investment objectives. The Funds may also publish an indication of past performance as measured by Lipper Analytical Services, Inc., Morningstar or other widely recognized independent services that monitor the performance of mutual funds. The performance analysis will include the reinvestment of dividends and capital gains distributions, but does not take any sales charges into consideration and is prepared without regard to tax consequences. Independent sources may include the American Association of Individual Investors, Weisenberger Investment Companies Services, Donoghue’s Money Fund Report, Barron’s, Business Week, Financial World, Money Magazine, Forbes, and The Wall Street Journal. Additionally, the Fund may compare its performance to the 500 Index, CBOE S&P BuyWrite Monthly Index, or the S&P/Citigroup Value Index. These indices are unmanaged indices of common stock prices. The performance of each index is based on changes in the prices of stocks comprising such index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage commissions and other fees are disregarded in computing the level of each index. The performance of a Fund may also be compared to compounded rates of return regarding a hypothetical investment of $10,000 at the beginning of each year, earning interest throughout the year at the compounding interest rates of 5%, 7.5% and 10%. In assessing any comparisons of total return or yield, an investor should keep in mind that the composition of the investments in a reported average is not identical to a Fund’s portfolio, that such averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its total return or yield. In addition, there can be no assurance that a Fund will continue its performance as compared to any such averages.

Miscellaneous Information

Shareholders of the Fund, who so request, may have their dividends paid out monthly in cash.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that a Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as investment companies as distinguished from operating companies would not likely give rise to liabilities in excess of the Fund’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Trust itself is unable to meet its obligations.

Financial Statements

Because the Fund has not yet commenced operations as of the date of this SAI, there are no audited financial statements for the Fund.

Appendix A

Description Securities Ratings

A debt obligation rating by Moody’s, Fitch, or S&P reflects their current assessment of the creditworthiness of an obligor with respect to a specific obligation. The purpose of the rating systems is to provide investors with a simple system of gradation by which the relative investment qualities of bonds may be noted. A rating is not a recommendation as to investment value, in as much as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or from other sources that the rating agencies deem reliable. The ratings are based on the opinion and judgment of the rating agencies and may prove to be inaccurate. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

Unless a modifier is included, all references in this SAI and the Funds’ Prospectus to a rating classification incorporate the full range of modifiers for the classification. For example, a reference to Moody’s “Baa” or S&P’s “BBB” quality rating incorporates Baa1 to Baa3 and BBB+ to BBB-, respectively.

The following is a description of the characteristics of ratings as recently published by Moody’s, Fitch and S&P.

Ratings by Moody’s (Moody’s Investors Service) (from Moody’s Investors Service, Rating Symbols and Definitions, December 2016).

Global Long-Term Rating Scale. Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium grade and subject to moderate credit risk, and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Ratings by Fitch (Fitch Ratings) (from Fitch Ratings, Definitions of Ratings and Other Forms of Opinion, March 2017).

Long-Term Ratings Scales – Issuer Credit Rating Scales.

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind seems probable.
C	Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c.	the formal announcement by the issuer or their agent of a distressed debt exchange;

d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced: an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
a.	the selective payment default on a specific class or currency of debt;
b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Ratings of Structured, Project & Public Finance Obligations – Long-Term Rating Scales

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB	‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.
B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind appears probable.
C	Exceptionally high levels of credit risk. Default appears imminent or inevitable.
D	Default. Indicates a default. Default generally is defined as one of the following:
a.	Failure to make payment of principal and/or interest under the contractual terms of the rated obligation; b.
b.	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or c.
c.	The distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Structured Finance Defaults. “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns. Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or categories below ‘B’.

Ratings by S&P (Standard & Poor’s Ratings Group) (from Standard & Poor’s Ratings Definitions, August 2016)

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation and the promise Standard & Poor’s imputes; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated September 21, 2011, is incorporated by reference Pre-Effective Amendment No. 1 to the Trust’s Registration Statement, filed on September 22, 2011 (Accession No. 0001398344-11-002188).
	(2)	Amendment No. 1 dated April 22, 2016 to the Amended and Restated Agreement and Declaration of Trust dated October 11, 2011, is incorporated by reference to Post-Effective Amendment No. 40, filed on July 13, 2020 (Accession No. 0001398344-20-013681).
	(3)	Amendment No. 2 dated February 14, 2019 to the Amended and Restated Agreement and Declaration of Trust dated October 11, 2011, is incorporated by reference to Post-Effective Amendment No. 35 to the Trust’s Registration Statement, filed on April 30, 2020 (Accession No. 0001398344-20-008845).
	(4)	Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust dated October 11, 2011, is incorporated by reference to the Form 8A filed on August 18, 2025 (Accession No. 0001999371-25-011550).
(b)	(1)	Amended and Restated By-Laws dated June 12, 2011, is incorporated by reference to the Trust’s Registration Statement on Form N-1A, filed on August 4, 2011 (Accession No. 0001398344-11-001713).
	(2)	Amendment No. 1 dated May 7, 2020 to Amended and Restated By-Laws of the Registrant dated June 12, 2011, is incorporated by reference to Post-Effective Amendment No. 45 to the Trust’s Registration Statement, filed on April 29, 2022 (Accession No. 0001398344-22-008395).
(c)		Inapplicable.
(d)	(1)	Investment Advisory Agreement between SCM Trust and CCM Partners, LP d/b/a Shelton Capital Management, dated October 11, 2016, is incorporated by reference to the Trust’s Registration Statement on Form N-14, filed on March 13, 2018 (Accession No. 0001398344-18-004150).
	(2)	Amendment No. 1 dated May 9, 2019 to the Investment Advisory Agreement Between SCM Trust and CCM Partners, LP d/b/a Shelton Capital Management, dated October 11, 2016, is incorporated by reference to Post-Effective Amendment No. 45 to the Trust’s Registration Statement, filed on April 29, 2022 (Accession No. 0001398344-22-008395).
	(3)	Investment Advisory Agreement between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust, with respect to the ICON-Branded Funds dated February 6, 2020, is incorporated by reference to Post-Effective Amendment No. 45 to the Trust’s Registration Statement, filed on April 29, 2022 (Accession No. 0001398344-22-008395).
	(4)	Investment Advisory Agreement between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust, with respect to the Shelton Emerging Markets Fund, dated February 6, 2020, is incorporated by reference to Post-Effective Amendment No. 45 to the Trust’s Registration Statement, filed on April 29, 2022 (Accession No. 0001398344-22-008395).
	(5)	Investment Sub-Advisory Agreement between ICON Advisers, Inc. CCM Partners, LP d/b/a Shelton Capital Management and SCM Trust, with respect to the ICON-Branded Funds dated February 6, 2020, is incorporated by reference to Post-Effective Amendment No. 45 to the Trust’s Registration Statement, filed on April 29, 2022 (Accession No. 0001398344-22-008395).
	(6)	Amendment No. 2 dated April 11, 2024, to the between Investment Advisory Agreement between SCM Trust and CCM Partners, LP d/b/a Shelton Capital Management, dated October 11, 2016, is incorporated by reference to Post Effective Amendment No. 68 to the Trust’s Registration Statement (Accession No. 0001999371-24-005392).
	(7)	Investment Advisory Agreement dated August 15, 2025, between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust, with respect to the Shelton Equity Premium Income ETF, is filed herewith.
	(8)	Investment Sub-Advisory Agreement dated August 14, 2025, between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust, on behalf of the Shelton Equity Premium Income ETF, and Vident Advisory, LLC (dba Vident Asset Management), is filed herewith.
(e)	(1)	Amended and Restated Distribution Agreement between SCM Trust and RFS Partners, LP, dated February 8, 2018 is incorporated by reference to the Trust’s Registration Statement on Form N-14, filed on March 13, 2018 (Accession No. 0001398344-18-004150).
	(2)	Form of Amendment No. 1 to the Amended and Restated Distribution Agreement between SCM Trust and RFS Partners, LP, dated February 8, 2018 with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, is incorporated by reference to Post-Effective Amendment No. 35 to the Trust’s Registration Statement, filed on April 30, 2020 (Accession No. 0001398344-20-008845).
	(3)	Amendment No. 2 dated November 12, 2020 to the Amended and Restated Distribution Agreement between SCM Trust and RFS Partners, LP, dated February 8, 2018, is incorporated by reference to Post-Effective Amendment No. 43, filed on January 28, 2021 (Accession No. 0001398344-21-001610).

	(4)	Amendment No. 3 dated March 4, 2022 to the Amended and Restated Distribution Agreement between SCM Trust and RFS Partners, LP, dated February 8, 2018, is incorporated by reference to Post-Effective Amendment No. 45 to the Trust’s Registration Statement, filed on April 29, 2022 (Accession No. 0001398344-22-008395).
	(5)	Distribution Agreement dated August 14, 2025, between the Trust, on behalf of the Shelton Equity Premium Income ETF, and Paralel Distributors LLC, is filed herewith.
(f)		Inapplicable.
(g)	(1)	Custodian Agreement between Shelton Greater China Fund and U.S Bank National Association dated May 17, 2013, is incorporated by reference to Post-Effective Amendment No. 3 to the Trust’s Registration Statement, filed on April 29, 2014 (Accession No. 0001398344-14-002376).
	(2)	First Amendment to Custody Agreement dated August 19, 2016, is incorporated by reference to the Trust’s Registration Statement on Form N-14, filed on March 13, 2018 (Accession No. 0001398344-18-004150).
	(3)	Second Amendment to Custody Agreement dated December 12, 2017, is incorporated by reference to the Trust’s Registration Statement on Form N-14, filed on March 13, 2018 (Accession No. 0001398344-18-004150).
	(4)	Form of Custody Agreement between the Trust, on behalf of the Shelton Premium Equity Income ETF, and State Street Bank and Trust Company, is filed herewith.
(h)		Other Material Contracts
	(1)	Restated Fund Services Agreement between Shelton Greater China Fund (n/k/a SCM Trust), and CCM Partners, LP d/b/a Shelton Capital Management dated September 22, 2011, is incorporated by reference to Post-Effective Amendment No. 40 to the Trust’s Registration Statement, filed on July 13, 2020 (Accession No. 0001398344-20-013681).
	(2)	Amended and Restated Fund Administration Servicing Agreement between Shelton Funds, SCM Trust, and Gemini Fund Services, LLC dated September 1, 2019, is incorporated by reference to Post-Effective Amendment No. 27 to the Trust’s Registration Statement, filed on November 21, 2019 (Accession No. 0001398344-19-020697).
	(3)	[Form of] Transfer Agency and Services Agreement between the Trust, on behalf of the Shelton Premium Equity Income ETF and State Street Bank and Trust Company, is filed herewith.
	(4)	Trust Accounting Agreement dated August 14, 2025, between the Trust, on behalf of the Shelton Premium Equity Income ETF, and Paralel Technologies LLC, is filed herewith.
	(5)	Compliance Program Staffing and Funding Memorandum dated August 16, 2021, is incorporated by reference to Post-Effective Amendment No. 56 to the Trust’s Registration Statement, filed on May 1, 2023 (Accession No. 0001387131-23-005798).
	(6)	Expense Limitation Letter dated April 29, 2025, between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust with respect to the Shelton Tactical Credit Fund, Shelton International Equity Fund, and Shelton Emerging Markets Fund, is incorporated by reference to Post-Effective Amendment No. 74 to the Trust’s Registration Statement, filed on April 30, 2025 (Accession No. 0001999371-25-005160).
	(7)	Expense Limitation Letter dated April 10, 2025, between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust with respect to the ICON Flexible Bond Fund, is incorporated by reference to Post-Effective Amendment No. 74 to the Trust’s Registration Statement, filed on April 30, 2025 (Accession No. 0001999371-25-005160).
(i)	(1)	Opinion and Consent of Counsel to the Registrant, is incorporated by reference Pre-Effective Amendment No. 1 to the Registration Statement, filed on September 22, 2011 (Accession No. 0001398344-11-002188).
	(2)	Opinion and Consent of Local Counsel to the Registrant, is incorporated by reference Pre-Effective Amendment No. 1 to the Registration Statement, filed on September 22, 2011 (Accession No. 0001398344-11-002188).
	(3)	Opinion and consent of counsel as to legality of shares, is incorporated by reference Post-Effective Amendment No. 11 to the Registration Statement as filed on July 27, 2016 (Accession No. 0001398344-16-015631).
	(4)	Opinion and consent of counsel as to legality of shares with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, is incorporated by reference to Post-Effective Amendment No. 30 to the Trust’s Registration Statement, filed on March 4, 2020 (Accession No. 0001398344-20-005174).
	(5)	Opinion and consent of counsel as to legality of shares, with respect to the Shelton Equity Premium Income ETF, is filed herewith.
(j)	(1)	Consent of Cohen & Company, Ltd., with respect to the Shelton Tactical Credit Fund, the Shelton International Select Equity Fund, and the Shelton Emerging Markets Fund, is incorporated by reference to Post-Effective Amendment No. 74 to the Trust’s Registration Statement, as filed on April 30, 2025 (Accession No. 0001999371-25-005160).
	(2)	Consent of Cohen & Company, Ltd., with respect to the ICON-Branded Funds, is incorporated by reference to Post-Effective Amendment No. 74 to the Trust’s Registration Statement, as filed on April 30, 2025 (Accession No. 0001999371-25-005160).
	(3)	Consent of Cohen & Company, Ltd., with respect to the Shelton Equity Premium Income ETF, is filed herewith.
(k)	Inapplicable.
(l)	Inapplicable.

(m)	(1)	Amended and Restated Distribution and Services Plan dated August 23, 2023, is incorporated by reference to Post Effective Amendment No. 68 to the Trust’s Registration Statement (Accession No. 0001999371-24-005392).
	(2)	Distribution and Services Plan dated August 14, 2025 with respect to the Shelton Equity Premium Income ETF, is filed herewith.
(n)	(1)	Revised Rule 18f-3 Plan dated March 4, 2022, is incorporated by reference to Post-Effective Amendment No. 45 to the Trust’s Registration Statement, filed on April 29, 2022 (Accession No. 0001398344-22-008395).
(o)		Reserved.
(p)	(1)	Code of Ethics Shelton Capital Management, RFS Partners, SCM Trust and Shelton Funds, is incorporated by reference to Post-Effective Amendment No. 22 to the Trust’s Registration Statement, filed on April 30, 2018 (Accession No. 0001398344-18-006368).
	(2)	Code of Ethics of ICON Advisers, Inc is incorporated by reference to Post-Effective Amendment No. 40 to the Trust’s Registration Statement, filed on July 13, 2020 (Accession No. 0001398344-20-013681).
	(3)	Code of Ethics of Vident Advisory, LLC, is filed herewith.
	(4)	Code of Ethics of Paralel Distributor LLC, is filed herewith.
(q)	(1)	Powers of Attorney is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed on August 4, 2017 (Accession No. 0001398344-17-009616).
	(2)	Secretary’s Certificate pursuant to Rule 483(b) is incorporated by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement, filed on February 28, 2020 (Accession No. 0001398344-20-004717).

Item 29. Persons Controlled by or under Common Control with Registrant.

As of the date of this Post-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person, nor was it under common control with another person.

Item 30. Indemnification.

The Fund is permitted by Massachusetts law and required by its Amended and Restated Declaration of Trust to indemnify any Trustee or officer of the Fund against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof unless, (i) by reason of a final adjudication, the Trustee or officer was found to have engaged in willful misfeasance, bad faith gross negligence or reckless disregard of the duties involved in the conduct of his office, (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund; or (iii) in the event of a settlement involving payment by the Trustee or officer or other disposition not involving a final adjudication as described in (i) and (ii) above resulting in a payment by the Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct (a) by a vote of a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in officer act on the matter), or (b) by written opinion of independent legal counsel. The Fund may pay the expenses described above in advance of the final disposition of any such legal action provided that the person receiving the payment undertakes to repay such amount if it is ultimately determined that he is not entitled to indemnification provided that either such undertaking is secured by a surety bond or some other appropriate security or the Fund shall be insured against losses arising out of any such advances; or a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in officer act on the matter) or an independent legal counsel in written opinion, shall determine, based upon review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

The Management Agreement provides that, absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations, Shelton Capital Management (the “Manager”) is entitled to indemnification from a Fund for any act or omission in the course of, or connected with, its rendering of services under the Management Agreement or for any losses that may be sustained in the purchase, holding or sale of any security by a Fund.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser shall indemnify and hold harmless the Adviser, the Trust, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended) from and against any and all claims, losses, liabilities or damages (including reasonable attorney’s fees and other related expenses) however arising from or in connection with the performance of the Sub-Adviser’s obligations under this Agreement to the extent resulting from or relating to Sub-Adviser’s own willful misfeasance, fraud, bad faith or gross negligence, or to the reckless disregard of its duties under this Agreement; provided, however, that the Sub-Adviser’s obligation under this Section 5 shall be reduced to the extent that the claim against, or the loss, liability or damage experienced by the Adviser, the

Trust, all affiliated persons thereof and all controlling persons thereof, is caused by or is otherwise directly related to the Adviser’s own willful misfeasance, fraud, bad faith or gross negligence, or to the reckless disregard of its duties under this Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons, if any, of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933, as amended (the “Act”), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person, if any, of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, if any, in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor and Investment Sub-Advisers.

Shelton Capital Management

CCM Partners, LP, a California limited partnership, d/b/a Shelton Capital Management is the Registrant’s investment advisor. Shelton Capital Management is also the investment adviser to Shelton Funds, a diversified open end management company with nine (9) series. The principal business address of Shelton Funds is 1125 17th Street, Suite 2550, Denver, Colorado, 80202.

Name	Position with Shelton Capital Management	Other Business Connections*	Type of Business
Stephen C. Rogers	Chief Executive Officer	Chief Executive Officer, President of RFS Partners, LP	Distributor; Registered Investment Adviser
Nick Griebenow	Assistant Portfolio Manager	None	Not Applicable
Peter Higgins	Portfolio Manager	None	Not Applicable
Bruce Kahn	Portfolio Manager	None	Not Applicable
Barringer H. Martin	Portfolio Manager	Registered representative of RFS Partners, LP	Distributor
Gregory T. Pusch	General Counsel, Chief Compliance Officer	General Counsel of RFS Partners, LP	Distributor
Jeffrey Rosenkranz	Portfolio Manager	None	Not Applicable
Derek Izuel	Portfolio Manager	None	Not Applicable
Justin Sheetz	Portfolio Manager	None	Not Applicable
Anthony M.D. Jacoby	Portfolio Manager	None	Not Applicable

*	The principal place of business of RFS Partners is 1125 17th Street, Suite 2550, Denver, CO 80202.

ICON Advisers, Inc.

Name*	Position with ICON Advisers, Inc.	Other Business Connections	Type of Business
Craig Callahan	Chief Executive Officer	ICON Management & Research Corporation, Chairman and President	Financial Holdings Company
Brian Callahan	President	ICON Management & Research Corporation, Member of the Board of Directors	Financial Holdings Company

The principal place of business of ICON Advisers, Inc. and ICON Management & Research Corporation, is 8480 Orchard Road E, Suite 1200, Greenwood Village, CO 80111.

Vident Advisory, LLC (d/b/a Vident Asset Management)

This information is included in Form ADV filed with the SEC by Vident Asset Management (Registration No. 801-114538) and is incorporated by reference herein.

Item 32. Principal Underwriters

RFS Partners, LP

RFS Partners, LP is the principal underwriter of the Funds (excluding the Shelton Premium Equity Income ETF), and in that capacity distributes the shares of each series of the Trust, with the exception of the Shelton Premium Equity Income ETF. RFS Partners also serves as principal underwriter for Shelton Funds. Certain limited partners of RFS Partners also serve as officers and/or trustees of the Registrant.

To the best of Registrant’s knowledge, the Directors and Officers of RFS Partners are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Fund
Stephen C. Rogers	Chief Executive Officer, President	Trustee, Principal Executive Officer
Richard F. Shelton, Inc.	General Partner	None
Dennis Patrick Clark	Member	None
Carrie Worcester Della Flora	Chief Compliance Officer	None
Barringer Harold Martin	Member	None

*	The Principal Business Address of each Director and Officer of RFS Partners is 1125 17th Street, Suite 2550, Denver, Colorado, 80202.

Paralel Distributors LLC

Paralel Distributors LLC acts as the distributor for the Shelton Premium Equity Income ETF.

As of the date of this Registration Statement, in addition to the Shelton Premium Equity Income ETF, Paralel Distributors LLC also acts as the underwriter for:

Collaborative Investment Series Trust (7 series); Reaves Utility Income Fund (ATM Offering); Cullen Funds (6 series); Coller Secondaries Private Equity Opportunities Fund; Coller Private Credit Secondaries Fund; Elevation Series Trust (28 series); HarbourVest Private Investments Fund; Octagon XAI CLO Income Fund, and XAI Octagon Floating Rate & Alternative Income Trust (ATM Offering).

(b)       To the best of Registrant’s knowledge, the directors and executive officers of the distributor are as follows:

Name*	Position with Underwriter	Positions with Trust
Bradley Swenson	President, Chief Compliance Officer and FINOP	President, Chairman and Interested Trustee
Jeremy May	Chief Executive Officer	None
Christopher Moore	General Counsel	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1700 Broadway, Suite 1850, Denver, CO 80290.

Item 33. Locations of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are kept at the following offices: (1) Ultimus Fund Solutions, LLC, 4221 N. 203rd Street, Elkhorn, NE 68022; (2) Shelton Capital Management, 1125 17th Street, Suite 2550, Denver, CO 80202; (3) ICON Advisers, Inc., 8480 Orchard Road E, Suite 1200, Greenwood Village, CO 80111; (4) Vident Advisory, LLC, 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009; (5) RFS Partners, 1125 17th Street, Suite 2550, Denver, Colorado, 80202; and (6) Paralel Distributors LLC, 1700 Broadway, Suite 1850, Denver, Colorado 80290.

Item 34. Management Services

All management-related service contracts are discussed in Part A or Part B of this Registration Statement.

Item 35. Undertakings.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver, and State of Colorado, on the 22nd day of August, 2025.

SCM Trust
(Registrant)

By	/s/ Stephen C. Rogers*
Stephen C. Rogers, Chairman of the Board and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers**	Principal Executive Officer and Trustee	August 22, 2025
Stephen C. Rogers

/s/ Kevin T. Kogler**	Trustee	August 22, 2025
Kevin T. Kogler

/s/ Marco Quazzo**	Trustee	August 22, 2025
Marco Quazzo

/s/ Stephen H. Sutro**	Trustee	August 22, 2025
Stephen H. Sutro

/s/ Trevor Shippee	Principal Financial Officer	August 22, 2025
Trevor Shippee

*	Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment to the Registration Statement filed on February 28, 2020.

**	Signed by Stephen C. Rogers pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement, as filed on August 4, 2017.

Exhibit List

(d)(7)	Investment Advisory Agreement dated August 14, 2025, between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust, with respect to the Shelton Equity Premium Income ETF.
(d)(8)	Investment Sub-Advisory Agreement dated August 14, 2025, between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust, on behalf of the Shelton Equity Premium Income ETF, and Vident Advisory, LLC (dba Vident Asset Management).
(e)(5)	Distribution Agreement dated August 14, 2025, between the Trust, on behalf of the Shelton Equity Premium Income ETF, and Paralel Distributors LLC.
(g)(4)	Form of Custody Agreement between the Trust, on behalf of the Shelton Premium Equity Income ETF, and State Street Bank and Trust Company.
(h)(3)	Form of Transfer Agency and Services Agreement between the Trust, on behalf of the Shelton Premium Equity Income ETF and State Street Bank and Trust Company.
(h)(4)	Trust Accounting Agreement dated August 14, 2025, between the Trust, on behalf of the Shelton Premium Equity Income ETF, and Paralel Technologies LLC.
(i)(5)	Opinion and consent of counsel as to legality of shares, with respect to the Shelton Equity Premium Income ETF.
(j)(3)	Consent of Cohen & Company, Ltd., with respect to the Shelton Equity Premium Income ETF.
(m)(2)	Distribution and Services Plan dated August 14, 2025 with respect to the Shelton Equity Premium Income ETF.
(p)(3)	Code of Ethics of Vident Advisory, LLC.
(p)(4)	Code of Ethics of Paralel Distributor LLC.